N-2	Jul. 28, 2023 USD ($)
Cover [Abstract]
Entity Central Index Key	0001499857
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-232549
Investment Company Act File Number	811-22461
Document Type	N-2
Document Registration Statement	true
Post-Effective Amendment	true
Post-Effective Amendment Number	4
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	28
Entity Registrant Name	Morgan Creek Global Equity Long/Short Institutional Fund
Entity Address, Address Line One	301 West Barbee Chapel Road
Entity Address, City or Town	Chapel Hill
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27517
City Area Code	919
Local Phone Number	933-4004
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement 2023-07-28
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	true
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

SHAREHOLDER TRANSACTION FEES

	Class A Shares	Class I Shares
Maximum Sales Load (as a percentage of the offering price per share) (1)	3.00%	None

(1)	Any sales load will reduce the amount of an investor's initial or subsequent investment in the Fund, and the impact on a particular investor's investment returns would not be reflected in the returns of the Fund. The sales load may be waived in certain circumstances as described in this Prospectus or as otherwise approved by the Advisor.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

ANNUAL FUND EXPENSES (as a percentage of average net assets)
Management Fees(2)	0.86%	0.86%
Distribution and Service Fee(3)	None	None
Interest Payments on Borrowed Funds	0.0%	0.0%
Other Fund Expenses(4)	5.45%	5.45%
Acquired Fund Fees and Expenses(5)	1.42%	1.42%
Total Annual Fund Expenses	7.73%	7.73%

(2)	The Fund waived management fees effective April 1, 2022 through December 31, 2022. The Fund was charged a reduced management fee at an annual rate of 0.50%, and the Adviser has contractually agreed to this annual rate through July 31, 2024.

(3)	In connection with Class A Shares of the Fund, the Fund no longer pays a Distribution and Service Fee.

(4)	"Other Expenses" are based on estimated amounts for the current fiscal year, and include anticipated expenses to be incurred annually to operate the Fund including, without limitation, professional fees, offering costs, SEC filing fees, FINRA filing fees, administration fees, custody fees, Trustee fees, insurance costs, financing costs, the fees and expenses of other funds in which the Fund may invest, and other expenses.

(5)	Acquired Fund Fees and Expenses include approximately 0.59% of operating expenses, 0.79% of management fees, and 1.74% of performance-based incentive fees of the underlying Portfolio Funds in which the Fund invests. The fees and expenses indicated are calculated based on estimated amounts for the current fiscal year.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

Example for the Fund

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The assumed 5% annual return, which is required by the SEC, is not a prediction of, and does not represent, the projected or actual performance of the Fund.

You would pay the following fees and expenses on a $1,000 investment, assuming a 5% annual return:

Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$97	$240	$376	$685
Class I Shares	$69	$216	$356	$676

The example is based on the fees and expenses incurred by the Fund, including the sales load and Acquired Fund Fees and Expenses, as set out in the table above and should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. The rate of return of the Fund may be greater or less than the hypothetical 5% return used in the example. A greater rate of return than that used in the example would increase the amount of certain fees and expenses paid by the Fund.

Purpose of Fee Table , Note [Text Block]

The following Fee Table and Example summarize the aggregate expenses of each class of Shares of the Fund and are intended to assist investors in understanding the costs and expenses that they will bear directly or indirectly by investing in Shares of the Fund. The expenses associated with investing in a "fund of funds," such as the Fund, are generally higher than those of other types of funds that do not invest primarily in other investment vehicles. This is because the shareholders of a fund of funds also indirectly pay a portion of the fees and expenses, including performance-based compensation, charged at the underlying fund level. Those fees and expenses are described below in "Principal Risks—Risks Related to the Portfolio Funds."

Basis of Transaction Fees, Note [Text Block]	as a percentage of average net assets
Other Expenses, Note [Text Block]	"Other Expenses" are based on estimated amounts for the current fiscal year, and include anticipated expenses to be incurred annually to operate the Fund including, without limitation, professional fees, offering costs, SEC filing fees, FINRA filing fees, administration fees, custody fees, Trustee fees, insurance costs, financing costs, the fees and expenses of other funds in which the Fund may invest, and other expenses.
Acquired Fund Fees and Expenses, Note [Text Block]	Acquired Fund Fees and Expenses include approximately 0.59% of operating expenses, 0.79% of management fees, and 1.74% of performance-based incentive fees of the underlying Portfolio Funds in which the Fund invests. The fees and expenses indicated are calculated based on estimated amounts for the current fiscal year.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE

The Fund's investment objective is to generate attractive long-term returns relative to traditional equity market benchmarks, while exhibiting a lower level of volatility and a modest degree of correlation to these markets. In order to achieve its investment objective, the Fund allocates to both private funds, or other pooled investment vehicles, that practice long and short equity investment strategies and direct equity securities. "Portfolio Funds", as used through this Prospectus refers to limited partnerships, limited liability companies or other funds and investment vehicles that are private and issue interests to investors that meet certain suitability standards. The Fund cannot guarantee that its investment objective will be achieved or that its portfolio design and risk management strategies will be successful.

If the Fund's Board determines that the Fund's investment objective should be changed, Shareholders will be given written notice that will precede or accompany the Fund's next tender offer with such change to be effective on the Business Day immediately following the applicable date (i.e., the last Business Day of March, June, September and December, ("Valuation Date")) for such tender offer. Such change, however, can be effected without Shareholder approval. Except as otherwise stated in this Prospectus or the Agreement and Declaration of Trust, the investment policies, strategies and restrictions of the Fund are not fundamental and may be changed by the Board, without the approval of Shareholders. The Fund's principal investment policies and strategies are discussed below.

INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing in accordance with a "Hybrid Model," whereby the core of its assets are invested in Portfolio Funds that are not expected to be highly correlated to each other or with traditional equity markets over a long-term horizon. The Portfolio Funds are managed by third-party Managers selected by the Advisor. The Fund normally invests 80% of its assets in Portfolio Funds that will primarily engage in long/short equity strategies and equity securities that augment these strategies. Under normal circumstances, 80% or more of the investment portfolios of the Portfolio Funds and those equity securities directly held by the Fund on an aggregate basis will consist of equity securities and 40% or more of the investment portfolios of the Portfolio Funds on an aggregate basis will be non-U.S. securities.

While it is anticipated that the Fund will invest its assets in Portfolio Funds and equity securities, from time to time, the Fund also may invest in ETFs or enter into total return swaps or other structured transactions instead of investing in Portfolio Funds. In addition, the Advisor may seek to manage market, interest rate or currency risk through the direct use of options, futures, or other derivatives in order to reduce the overall volatility of the Portfolio Funds’ portfolios. The Advisor may consider it appropriate, subject to applicable regulations, to utilize forward and futures contracts, options, swaps, other derivative instruments, short sales, margin and other forms of leverage in managing the Fund.

The Advisor looks to leverage its relationships with Managers to provide insights on the relative attractiveness of investment markets and employ an opportunistic allocation discipline. The experience, track record and reputation of the Advisor may enable the Fund to gain access to Managers often not available to most investors.

The Fund invests in multiple Portfolio Funds in part to seek to mitigate portfolio manager specific risk and allow for a more diversified approach to investing by reducing the impact of any single decision on the Fund's overall portfolio. The Fund utilizes generalist Managers as well as sector or regional Managers across multiple disciplines. Building off a core of Managers, the Advisor selectively allocates capital to emerging Managers where the Advisor has a previous relationship or knowledge of such Manager.

Investment Methodology. Pursuant to the Hybrid Model, the Advisor focuses on the continual identification of the highest caliber investment firms by exploiting its large proprietary networks of alternative investment firms created over multiple decades of experience in hiring and funding some of the leading individuals in the hedge fund business. The Advisor employs a dedicated team of investment professionals with extensive backgrounds in the study of alternative investment approaches and techniques and has relationships with a large network of managers, peers, service providers and other investors.

Manager evaluation involves qualitative review and quantitative analysis. The Advisor attempts to identify the Managers' unique skill, or "edge." The Advisor also analyzes past performance and a Manager's ability to adapt to changing market environments. Portfolio construction focuses on the balance between long-term strategic allocations to particular investment styles and techniques and shorter-term tactical allocation decisions in an attempt to capitalize on market inefficiencies and opportunities.

The Advisor monitors Managers by reviewing reported performance numbers and by performing various statistical analyses. The Advisor also maintains close professional relationships with the Managers retained by the Fund, which assists in monitoring and assessing any changes in a Manager's organization, strategy and personnel.

The Advisor pursuant to the Hybrid Model augments the core Portfolio Fund holdings of the Fund with direct investments in equity securities that are consistent with the investment ideas of the Managers. The Advisor also invests directly in equity securities to actively manage the net long position of the Fund. The Fund generally will not add to its direct positions in equity securities when such investments exceed 50% of the Fund's assets.

Portfolio Funds. The Advisor will allocate assets to Portfolio Funds based upon, among other things, quantitative information and risk management guidelines that seek to maintain what the Advisor believes is an appropriate level of diversification. The Advisor will generally not invest more than 10% of the net assets of the Fund with any single Manager (measured at the time of investment). The Advisor will conduct ongoing reviews of each Portfolio Fund's strengths and weaknesses and make allocations and reallocations of assets based upon an ongoing evaluation of the strengths and weaknesses, changes in the investment strategies or capabilities of Portfolio Funds, changes in market conditions and performance. Each Portfolio Fund will be selected based upon its investment strategy and trading styles, organizational depth, risk management techniques/processes, longevity, ability to generate attractive risk-adjusted returns and other criteria. The Advisor anticipates that the number and identity of Portfolio Funds will vary over time, at the Advisor's discretion, as a result of allocations and reallocations among existing and new Portfolio Funds and the performance of each Portfolio Fund as compared to the performance of the other Portfolio Funds. The Advisor may select new Portfolio Funds, or redeem or withdraw from Portfolio Funds, at any time without prior notice to, or the consent of, shareholders of the Fund.

Because the Fund is subject to the investment constraints of the Code to take advantage of the pass-through tax treatment offered by certain provisions of the Code, the Advisor generally will limit the Fund's investments to non-U.S. Portfolio Funds.

Portfolio Funds are private pools of investment capital with broad flexibility to buy or sell a wide range of assets, which consist primarily of equities. Other assets that Managers may invest Portfolio Fund assets in include preferred securities, debt including distressed debt securities and global bonds, convertible securities, foreign securities and currency, mortgage and asset backed securities, real estate, private equity securities, commodities, futures, options, swaps, forward contracts, repurchase and reverse repurchase agreements, derivatives and new issue securities. Managers may enter into a variety of types of investment arrangements including arrangements involving counterparties, dollar roll transactions, off-exchange transactions, securities lending, when-issued investments and forward commitments. The investment approaches and techniques pursued by Portfolio Funds are of an extremely wide range. Major categories include:

●	relative value — seeks to profit from relative mispricing of related financial instruments relative to each other or historical norms. These strategies may apply qualitative or quantitative analysis and typically are not dependent on the general direction of broad market movements.

●	event driven — seeks to take advantage of information inefficiencies resulting from a particular corporate event. A Portfolio Fund investing in this strategy will take positions in companies that are expected to become the subject of takeovers, liquidations, bankruptcies, tender offers, buybacks, spin-offs, exchange offers, mergers or other types of corporate reorganizations in the hope of profiting on results from the specific event. The goal of this strategy is to profit when the price of a security changes to reflect more accurately the likelihood and potential impact of the occurrence, or non-occurrence, of an extraordinary event. If the event fails to occur or it does not have the effect foreseen, losses can result;

●	fundamental long/short — involves buying or selling predominantly corporate securities believed to be over- or underpriced relative to their potential value; and

●	directional trading — seeks to profit in changes from macro-level exposures, such as broad securities markets, interest rates, exchange rates and commodities.

Certain types of Portfolio Funds generate fairly stable returns in most market environments. These Portfolio Funds include funds in the relative value and event driven categories. Other types of Portfolio Funds seek to capitalize on movements in the underlying markets and are, thus, exposed to the direction of those markets. These Portfolio Funds include funds in the fundamental long/short and directional trading categories. The Fund may invest in Portfolio Funds managed by Managers that pursue any single type of investment strategy or a combination of strategies. The Fund may periodically seek exposure to particular Portfolio Funds engaging in directional strategies to capitalize on temporary market opportunities.

Manager Techniques. The Advisor may emphasize certain techniques that the Advisor believes are more likely to be profitable than others due to its assessment of prevailing market conditions. Based upon the number of available Portfolio Funds pursuing an investment technique and the Advisor's view of the investment potential and diversification benefits of such technique, certain of the Portfolio Funds selected by the Advisor may be allocated substantially larger portions of the Fund's assets than other Portfolio Funds. These techniques seek to maintain varying degrees of directional exposure to equity markets, based on the Advisor's assessment of the market conditions and underlying company fundamentals.

In allocating assets to Portfolio Funds, the Advisor determines which investment techniques should be included in the Fund's investment portfolio (based on its evaluation of market conditions) and the amount of the Fund's assets to be allocated to such techniques. The Advisor may take into account a number of factors when considering a Manager's ability to manage assets using a particular investment technique or techniques, including: the length of the Manager's experience in that technique; qualitative judgments of the Manager's organizational structure, professional depth and stability, internal controls and risk management and valuation procedures; the Manager's capacity to manage assets in that technique; and quantitative analysis of the Manager's historical performance. The Fund may allocate assets to more than one Portfolio Fund sponsored by the same Manager, such as in the event that a Manager sponsors Portfolio Funds in various asset classes or if the existing Portfolio Fund is no longer open or available for direct investment by the Fund but is sponsoring a successor Portfolio Fund with the same or similar technique.

Asset Classes. In the aggregate, the Fund's exposures through the Portfolio Funds will be primarily to publicly-traded equities, but may include a broad array of other securities and financial instruments, including publicly-traded equity and debt, private and restricted securities, distressed investments, commodities, real estate and mortgage-related securities, other asset-backed securities, and various derivative instruments thereon or related thereto, such as futures, swaps and options. Issuers may be located in any country, in both developed and emerging markets. Issuers may be of all capitalizations ranges and generally there are no restrictions on the percentage of Portfolio Fund assets that may be invested in small and mid-cap companies. The Portfolio Funds may in some cases hedge currency risks.

Sectors. Particularly when considering Portfolio Funds that focus on equities, the Advisor may seek to allocate broadly among investment styles or sectors to better manage volatility. These styles may include, among others, growth/value and a variety of sectors including, but not limited to, Energy/Natural Resources, Healthcare, Financials, Technology and Real Estate.

Regions. The Fund will be composed of Portfolio Funds that invest across global markets, including both developed and emerging markets. To better understand the global nature of the Portfolio Funds, one can reference the countries included in the MSCI World Index as a proxy for the various regions in which the Fund can invest. While country exposure will change depending on the market environment and the Managers' views of the prevailing opportunity set, Portfolio Funds will typically have exposure to regions including, but not limited to, the U.S., Western Europe, Asia and various emerging markets.

Investment Process

The Advisor's investment process consists of three separate yet integrated due diligence teams: Investment Due Diligence, Operational Due Diligence and Risk Due Diligence. The Advisor promotes a culture that encourages dialogue, discussion, and debate and this open exchange of ideas is critical to educate and raise awareness in the investment process.

Investment Due Diligence. It is the responsibility of the Advisor to research and identify Managers. The Advisor allocates the Fund's assets among Managers using its diverse knowledge and experiences to assess the capabilities of the Managers and to determine an appropriate mix of investment strategies, asset classes, sectors and styles given the prevailing economic and investment environment. The Advisor will focus on asset allocation, manager selection and portfolio construction to accomplish the investment objective described above. Our business model is built on the premise that the majority of excess investment returns are generated through asset allocation, not through individual security selection.

The investment due diligence process consists of both quantitative and qualitative assessments which include risk profile, exposure tracking, alpha sourcing, managing beta and volatility and various other risk scenarios. The Advisor requests information from each Manager regarding the Manager's historical performance and investment strategy. The Advisor also requests detailed portfolio information on a continuing basis from each Manager retained on behalf of the Fund.

In addition, the Advisor and Fund do not control any of the Managers, their choice of investments, or any other investment decisions. The investments of the Fund will always be made pursuant to written disclosures from, and/or agreements with, a Manager that will provide, among other things, guidelines by which the Manager will make its investment decisions. However, while each Manager undertakes to follow specified investment programs, it is possible that a Manager could deviate from such program, and such deviation could result in a loss of all or part of the Fund's investments.

It is also the responsibility of the Advisor to research and identify direct equity security investments. In carrying out this responsibility, the Advisor utilizes a variety of types of research including third-party research reports.

Operational Due Diligence. The Advisor's operational due diligence team, under the direction of the Operational Due Diligence Committee, is embedded throughout the investment process and provides an independent and ongoing analysis that supports the execution of the investment thesis. The Operational Due Diligence process consists of (1) Initial Due Diligence, (2) on-site or virtual Due Diligence visits, (3) Ongoing Due Diligence, and (4) Monthly/Quarterly/Annual Valuation Processes.

Risk Due Diligence. Risk due diligence is primarily focused on providing ongoing risk measurement, in addition to providing quantitative and qualitative analytical support for the Investment Due Diligence process. Risk due diligence utilizes internal tools and resources and may also draw on external providers of risk measurement and analytics.

Limits. The Advisor will limit Fund's investments in any one Portfolio Fund to less than 5% of a Portfolio Fund's outstanding voting securities. In addition, the Advisor may seek to manage market, interest rate or currency risk through the direct use of options, futures or other derivatives in order to reduce the overall volatility of the Fund's portfolio. Further, as part of its normal operations, the Fund may hold high-quality money market securities pending investments or when it expects to need cash to pay Shareholders who tender their Shares.

Non-Diversified Status. The Fund is considered a non-diversified company under the 1940 Act and may thus concentrate its assets in fewer issuers than a fund that is organized as a "diversified" fund under the 1940 Act. While it is possible that the Fund may indirectly concentrate in individual securities, sectors or industries, the Advisor to the best of its ability monitors the underlying securities and other assets held by the Portfolios for the possibility of such concentration.

Manager Investment Techniques

The Fund generally invests at least 80% of its assets in Portfolio Funds that will primarily engage in long/short equity strategies and equity securities that augment these strategies. Long/short equity strategies involve buying securities, groups of securities, or overall markets (called "going long") in the expectation that they will increase in value while simultaneously selling them ("going short") in the expectation that they will decrease in value. These strategies are often categorized by the proportion of the total portfolio held long vs. held short. When the majority of the portfolio is held long, the portfolio is characterized as "net long." When the majority of the portfolio is held short, the portfolio is characterized as "net short." When the long and short positions are relatively balanced, the portfolio is characterized as "market neutral." The strategies may also use leverage or hedging to enhance returns and/or manage risk. The Portfolio Funds may invest in any type of long/short strategy.

The Fund anticipates, in normal market conditions, investing in Portfolio Funds managed pursuant to a number of other investment strategies. These indicative strategies, as well as other Portfolio Funds following other strategies that the Portfolio Funds may invest in from time to time, are described in more detail below. The Fund anticipates investing in Portfolio Funds following only some of these strategies at any one time and switching among these strategies based on the Advisor's evaluation of market conditions and the assets it believes will be successful in light of these conditions.

Leverage. Portfolio Funds may engage in various forms of leverage. Leverage can be employed in a variety of ways including direct borrowing, margining (an amount of cash or eligible securities an investor deposits with a broker when borrowing to buy securities), short selling and the use of futures, warrants, options and other derivative products. To the extent that a Portfolio Fund uses leverage, the value of its net assets will tend to increase or decrease at a greater rate than if no leverage were employed. If income and appreciation on investments made with borrowed funds are less than the required interest payments on the borrowings, the value of a Portfolio Funds (and therefore the Fund's) net assets will decrease.

Short Selling. Managers may engage in short selling on behalf of the Portfolio Funds they manage. Short selling involves selling securities which may or may not be owned and borrowing the same securities for delivery to the purchaser, with an obligation to replace the borrowed securities at a later date. Short selling allows the investor to profit from declines in securities.

Global Tactical Asset Allocation ("GTAA") Strategies. GTAA is a multi-asset class strategy that seeks to generate returns by adjusting exposures to global equity, bond, commodity, and currency markets. Quantitative models are employed to identify trends in valuation, cyclical, and momentum factors across various markets, with exposure in the strategies adjusted to take advantage of the most attractive opportunities. Derivatives are typically used in order to gain exposure to the underlying markets quickly and efficiently. GTAA strategies can either be used as a stand-alone investment strategy or as an "overlay" to adjust the overall exposures of an entire investment portfolio. The Portfolio Funds may utilize GTAA in either of these capacities.

Event-Driven Strategies. Managers may invest in companies involved in (or the target of) acquisition attempts or tender offers or in companies involved in work-outs, liquidations, spin-offs, reorganizations, bankruptcies and similar transactions.

Risk Factors [Table Text Block]

RISKS

Although the Fund seeks to generate consistent returns over a long time period or investment horizon while attempting to minimize risk, the Fund's investment program does entail risks. There can be no assurance that the investment objective of the Fund or those of the Portfolio Funds in which the Fund invests will be achieved or that their investment programs will be successful. Certain risks associated with an investment in the Fund are set forth below.

Risks Related to the Fund

Borrowing and Lines of Credit. The Fund may borrow money pursuant to a line of credit with a financial institution or other arrangement to purchase portfolio securities and for portfolio management purposes.

Non-Diversified Status. The Fund is a "non-diversified" investment company. Thus, there are no percentage limitations imposed by the 1940 Act on the percentage of the Fund's assets that may be invested in the securities of any one issuer. Although the Advisor will follow a general policy of seeking to diversify the Fund's capital among multiple Portfolio Funds and multiple other issuers with respect to its direct investing in securities, the Advisor may depart from such policy from time to time and one or more Portfolio Funds may be allocated a relatively large percentage of the Fund's assets subject to the limits set forth herein. The Fund will limit the percent of assets held of any one Portfolio Fund, at the time of investment, to an amount that is in accordance with any regulatory restrictions applicable to the Fund. As a consequence of a large investment in a particular Portfolio Fund, losses suffered by such Portfolio Fund could result in a larger reduction in the Fund's NAV than if such capital had been more proportionately allocated among a larger number of Portfolio Funds.

Reliance on the Advisor. The success of the Fund depends on the expertise of the Advisor and its ability to select Portfolio Funds managed by successful Managers and to make direct investments in securities. There can be no assurance that the Advisor will be successful in doing so. In addition, the Advisor is not required to devote its full time to the business of the Fund and there is no guarantee or requirement that any investment professional or other employee of the Advisor will allocate a substantial portion of his or her time to the Fund. The loss of one or more individuals involved with the Advisor could have a material adverse effect on the performance or the continued operation of the Fund. If the Advisor is removed, resigns or otherwise no longer serves as the investment adviser of the Fund, investments in a large number of Portfolio Funds may be required to be liquidated or may otherwise become unavailable to the Fund, which may have an adverse impact on the Fund's investment performance.

Fees and Expenses. Shareholders pay certain fees (e.g., the Management Fee) and expenses of the Fund and indirectly bear the fees (e.g., management fees of Portfolio Fund managers) and expenses of the Portfolio Funds in which the Fund invests. Similarly, Shareholders may indirectly pay incentive compensation to Portfolio Fund managers that charge their investors incentive compensation. The Fund's expenses thus may constitute a higher percentage of net assets than expenses associated with other types of investment entities. Class A Shares and Class I Shares are subject to different fees and expenses.

Legal and Regulatory Risks. Legal and regulatory changes could occur that may materially adversely affect the Fund. For example, the regulatory environment for derivative instruments in which Managers may participate is evolving, and changes in the regulation of derivative instruments may materially adversely affect the value of derivative instruments held by the Fund and the ability of the Fund to pursue its trading strategies. Similarly, the regulatory environment for leveraged investors and for private equity and hedge funds generally is evolving, and changes in the direct or indirect regulation of leveraged investors or private equity and hedge funds, including tax regulation applicable thereto, may materially adversely affect the ability of the Fund to pursue its investment objectives or strategies. The Portfolio Funds may be established in jurisdictions where no or limited supervision is exercised on such Portfolio Funds by regulators. Investor protection may be less efficient than if supervision was exercised by a regulator. If regulators were to adopt leverage limitations for private equity or hedge funds, these funds may not be able to earn the same returns they earned in the past.

Liquidity of Shares. The Fund has been established as a closed-end management investment company designed primarily for long-term investors and is not intended to be a trading vehicle. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. In order to be able to meet daily redemption requests, mutual funds are subject to more stringent liquidity requirements than closed-end funds. In particular, a mutual fund generally may not invest more than 15% of its net assets in illiquid securities, while a closed-end fund, such as the Fund, may invest all or substantially all of its assets in illiquid investments (as is the Fund's investment practice). The Advisor believes that unique investment opportunities exist in the market for Portfolio Funds, which generally are illiquid.

Shareholders will have no right to have their Shares redeemed or, because the Fund is not an "interval fund" within the meaning of Rule 23c-3 under the 1940 Act, repurchased by the Fund at any time. While the Fund expects to offer to repurchase Shares from Shareholders from time to time, no assurance can be given that these repurchases will occur as scheduled or at all because repurchases will be conducted at the sole discretion of the Board.

The Fund may be subject to certain Portfolio Funds' initial lock-up periods beginning at the time of the Fund's initial investment in a Portfolio Fund, during which the Fund may not withdraw its investment. In addition, certain Portfolio Funds may at times elect to suspend completely or limit withdrawal rights for an indefinite period of time in response to market turmoil or other adverse conditions (such as those experienced by many hedge funds during late 2008 into 2009). During such periods, the Fund may not be able to liquidate its holdings in such Portfolio Funds in order to meet repurchase requests. In addition, should the Fund seek to liquidate its investment in a Portfolio Fund that maintains a side pocket, the Fund might not be able to fully liquidate its investment without delay, which could be considerable. The Fund may need to suspend or postpone repurchase offers if the Fund is not able to dispose of its interests in Portfolio Funds in a timely manner.

Repurchases of Shares. There will be a substantial period of time between the date as of which Shareholders must accept the Fund's offer to repurchase their Shares and the date such Shareholders can expect to receive payment for their Shares from the Fund. Shareholders whose Shares are accepted for repurchase bear the risk that the Fund's NAV may fluctuate significantly between the time that they accept the Fund's offer to repurchase their Shares and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to accept the Fund's offer to repurchase their Shares without the benefit of having current information regarding the value of the Shares on a date proximate to the date on which the Shares are valued by the Fund for purposes of effecting such repurchases. Payment for repurchased Shares in the Fund may require the liquidation of investments in Portfolio Funds or securities earlier than the Advisor would otherwise liquidate these holdings, potentially resulting in losses, and may increase the Fund's portfolio turnover. The Advisor will take measures to attempt to avoid or minimize potential losses and turnover resulting from the repurchase of Shares.

Investment in the Fund is Not Suitable for All Investors. An investment in the Fund is not appropriate for all investors and is not intended to be a complete investment program. An investment in the Fund should be made only by investors who understand the nature of the investment and do not require more than limited liquidity in this investment. An investor could incur substantial, or even total, losses on an investment in the Fund. The Shares are only suitable for persons willing to accept this high level of risk.

Risks Related to the Portfolio Funds

Limited Liquidity. Portfolio Funds may be or may become illiquid, their marketability may be restricted and the realization of investments from them may take a considerable time and/or be costly, in particular because Portfolio Funds may have restrictions that allow redemptions only at specific infrequent dates with considerable notice periods, and apply lock-ups and/or early withdrawal fees. The Fund's ability to withdraw monies from or invest monies in Portfolio Funds with such restrictions will be limited, especially in the case of Portfolio Funds that are private equity funds, and such restrictions will limit the Fund's flexibility to reallocate such assets among Portfolio Funds. In addition, Portfolio Funds may have the ability to indefinitely suspend the right of their investors to redeem their investment during periods of exceptional market conditions, such as those recently experienced, and such suspension may occur for an extended period of time or as a prelude to liquidation of the Portfolio Fund. Consequently, the Fund's investments in a Portfolio Fund could depreciate in value during the time a redemption is delayed, and the Fund would be precluded from redeploying its capital to more advantageous investment opportunities. The risk of illiquidity in a Portfolio Fund is exemplified by the recent turmoil in the markets in which a number of Portfolio Funds have suspended redemptions, resulting in the inability of investors to obtain liquidity in their holding in such Portfolio Fund. Portfolio Funds also may be able to divide their portfolio assets into liquid and illiquid pools of assets and distribute the illiquid securities or interests in the illiquid securities to the Fund, and the Advisor may not have experience managing such assets. It may therefore be difficult for the Fund to sell or realize its investments in the Portfolio Funds in whole or in part. In addition, liquidity may be subject to commitments made by the Advisor or the Managers as to the frequency of redemptions and/or length of lock-up periods to secure capacity with such Portfolio Funds.

Strategy Risk. Strategy risk is associated with the failure or deterioration of an entire strategy such that most or all investment managers employing that strategy suffer losses. Strategy specific losses may result from excessive concentration by multiple Managers in the same investment or general economic or other events that adversely affect particular strategies (e.g., the disruption of historical pricing relationships). The strategies employed by the Managers may be speculative and involve substantial risk of loss in the event of such failure or deterioration. There can be no assurance that the trading strategies employed by a Manager will be successful. For example, the proprietary models used by a Manager may not function as anticipated during unusual market conditions. Furthermore, while each Manager may have a performance record reflecting its prior experience, this performance cannot be used to predict future profitability.

Manager Risk. Manager risk is the risk of loss due to fraud on the part of a Manager, intentional or inadvertent deviations from the Managers' communicated investment strategy, including excessive concentration, directional investing outside pre-defined ranges or in new capital markets, excessive leverage and risk taking, or simply poor judgment. Although the Advisor will seek to allocate the Fund's assets to Managers whom they believe will operate with integrity and sound operational and organizational standards, the Advisor may have no, or only limited, access to information regarding the activities of the Managers, and the Advisor cannot guarantee the accuracy or completeness of such information. As a consequence, although the Advisor will monitor the activities of the Managers, it may be difficult, if not impossible, for the Advisor to protect the Fund from the risk of Manager fraud, misrepresentation or material strategy alteration. The Advisor will have no control over the day-to-day operations of any of the Portfolio Funds managed by the Managers. As a result, there can be no assurance that every such Portfolio Fund will conform its conduct to these standards. The failure of operations, information technology systems or contingency/disaster recovery plans may result in significant losses for the affected Portfolio Funds. Shareholders themselves will have no direct dealings or contractual relationships with the Managers.

Potential Conflicts of Interest Involving Managers. Certain of the Managers may engage in other forms of related and unrelated activities in addition to advising Portfolio Funds. They may also make investments in securities for their own account. Activities such as these could detract from the time a Manager devotes to the affairs of Portfolio Funds. In addition, certain of the Managers may engage affiliated entities to furnish brokerage services to Portfolio Funds and may themselves provide market making services, including acting as a counterparty in stock and over-the-counter transactions. As a result, in such instances the choice of broker, market maker or counterparty made by a Portfolio Fund and the level of commissions or other fees paid for such services (including the size of any mark-up imposed by a counterparty) may not have been made at arm's length.

Portfolio Valuation. Shares in Portfolio Funds are generally valued based upon values or performance information provided by the Managers or their administrators, as the case may be. However, such information may be subject to little independent verification or other due diligence and may not comply with generally accepted accounting practices or other valuation principles. In addition, these entities may not provide estimates of the value of Portfolio Funds, or may do so irregularly, with the result that the values of such investments may be estimated by, and at the discretion of, the Administrator or the Advisor. Certain securities or investments, particularly those for which market quotations may not be readily available, may be difficult to value. Because of overall size, concentration in particular markets and maturities of positions held by the Fund through the Portfolio Funds, the value at which their investments can be liquidated may differ, sometimes significantly, from the interim valuations obtained by the Fund. In addition, the timing of liquidations may also affect the values obtained on liquidation. Securities held by Portfolio Funds may routinely trade with bid-offer spreads that may be significant. In addition, the Portfolio Funds may hold loans or privately placed securities for which no public market exists. Accordingly, the values of Portfolio Funds provided to the Fund may be subject to an upward or downward adjustment based on information reasonably available at that time or following the auditing of Portfolio Funds' financial records. There can therefore be no guarantee that the Fund's investments could ultimately be realized at the Fund's valuation of such investments. See "Calculation of Net Asset Value; Valuation."

Ownership of Underlying Investments. When deciding whether to invest, or continue investing in, Portfolio Funds, the Advisor carries out no independent investigation of the ownership of the assets of the Portfolio Fund or the administrator to the Portfolio Fund. Instead, the Advisor relies on audited accounts and other financial information provided to it by the Portfolio Fund. In the event that Portfolio Funds do not own or there is a defect in the ownership of the underlying investments, this could have an adverse impact on the ability of the Fund to achieve its investment objective.

Concentration of Investment Portfolio. Because Portfolio Funds may have the ability to concentrate their investments by investing an unlimited amount of their assets in a single issuer, sector, market, industry, strategy, country or geographic region, the overall adverse impact on such Portfolio Funds, and correspondingly on the Fund, of adverse movements in the value of the securities of a single issuer, sector, market, industry, strategy, country or geographic region will be considerably greater than if such Portfolio Funds were not permitted to concentrate their investments to such an extent. By concentrating in a specific issuer, sector, market, industry, strategy, country or geographic region, Portfolio Funds will be subject to the risks of that issuer, sector, market, industry, strategy, country or geographic region, such as rapid obsolescence of technology, sensitivity to regulatory changes, minimal barriers to entry and sensitivity to overall market swings, and may be more susceptible to risks associated with a single economic, political or regulatory circumstance or event than a more diversified portfolio might be. Moreover, a number of Portfolio Funds might accumulate positions in the same or a related investment at the same time, compounding such risk. In addition, the Fund is permitted to make direct investments, including, without limitation, in single security positions. It is possible for the Fund to have a portion of its assets concentrated in a single issuer or security, and thus be subject to a similar concentration risk.

Leverage. The use of leverage by the Portfolio Funds can substantially increase the adverse impact of risks to which an investment in the Fund may be subject. The cumulative effect of the use of leverage by Portfolio Funds in a market that moves adversely to such Portfolio Funds could result in a substantial loss to the Fund, which would be greater than if the Portfolio Funds were not leveraged. As a result, if the Fund's losses with respect to any Portfolio Fund were to exceed the amount of capital invested in that Portfolio Fund, the Fund could lose its entire investment. Leverage increases the risk and volatility of Portfolio Funds and, as a consequence, the Fund's risk and volatility. To the extent that Portfolio Funds use leverage, the rates at which they can borrow will affect their returns. In the event of a sudden, precipitous drop in value of a Portfolio Fund's assets, the Portfolio Fund might not be able to liquidate assets quickly enough to repay its borrowings, further magnifying the losses incurred by the Portfolio Fund, and therefore the losses incurred by the Fund.

General Investment - Related Risks

The Portfolio Funds may invest in the following types of investments:

Equity Securities. Domestic equity securities are publicly-traded equity securities issued by U.S. companies. These securities will typically trade on the NYSE, the NYSE American, formerly known as the American Stock Exchange, or the NASDAQ Stock Market ("Nasdaq"), although they may trade on other exchanges and/or markets as well. Investments in this asset class may include long/short funds, mutual funds and ETFs. Although common stocks have historically generated higher average total returns than fixed-income securities over the long-term, common stocks also have experienced significantly more volatility in those returns and in certain periods have significantly under-performed relative to fixed-income securities. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock. Also, the price of common stocks is sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Portfolio Funds have exposure. Common stock prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Preferred Securities. Preferred securities represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred securities. Accordingly, preferred stock dividends are not paid until all debt obligations are first met. Therefore, preferred stock may be subject to more fluctuations in market value, due to changes in market participants' perceptions of the issuers' ability to continue to pay dividends, than debt of the same issuer.

Fixed Income Securities. The value of fixed income securities in the Portfolio Funds' portfolio could be affected by the credit quality of the issuer and interest rate fluctuations. When interest rates decline, the value of fixed rate securities can be expected to rise. Conversely, when interest rates rise, the value of fixed rate securities can be expected to decline. Recent adverse conditions in the credit markets may cause interest rates to rise.

Foreign Securities. Foreign equity securities are publicly-traded equity securities issued by foreign companies. They include American Depositary Receipts ("ADRs") of foreign companies, which are generally securities issued in the United States and traded on U.S. exchanges but that represent ownership of a foreign corporation. They also include securities issued by funds that focus on a particular country or region of the world, including long/short funds, mutual funds and ETFs. The Portfolio Funds may invest in securities of non-U.S. issuers and the governments of non-U.S. countries. These investments involve special risks not usually associated with investing in securities of U.S. companies or the U.S. government, including exchange control regulations; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; certain government policies that may restrict the Portfolio Funds' investment opportunities; or other political or economic factors. Foreign issuers are not subject to the same accounting and disclosure requirements to which U.S. issuers are subject and consequently, less information may be available to investors in companies in such countries than is available to investors located in the United States.

Securities of issuers in emerging and developing markets present risks not found in securities of more developed markets. Securities of issuers in emerging and developing markets may be more difficult to sell at acceptable prices and their prices may be more volatile than securities of issuers in more developed markets. Settlements of securities trades in emerging and developing markets may be subject to greater delays than in other markets so that the Fund might not receive the proceeds of a sale of a security on a timely basis. Emerging markets generally have less developed trading markets and exchanges, and legal and accounting systems.

Investing in certain Asian issuers may involve a higher degree of risk and special considerations not typically associated with investing in issuers from more established economies or securities markets. The Fund's investments in Asian issuers increases the risks to the Fund of conditions and developments that may be particular to Asian countries, such as: volatile economic cycles and/or securities markets; adverse changes to exchange rates; social, political, military, regulatory, economic or environmental developments; or natural disasters.

Distressed Debt. Distressed debt securities are debt of companies experiencing significant financial or operational difficulties that often lead to bankruptcies, exchange offers, workouts, financial reorganizations, and other special credit event-related situations. These companies are generally experiencing even greater difficulties than companies in the "high yield" category. These securities generally trade at significant discounts to par value, because of these difficulties and because certain classes of investors are precluded, based on their investment mandates, from holding low quality credit instruments. Investments of this type involve substantial financial and business risks that can result in substantial or total losses. The Portfolio Funds may incur additional expenses to the extent they are required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings.

Global Bonds. Global bonds are debt securities including bonds, notes and debentures issued predominantly by non-U.S. corporations; debt securities issued predominantly by non-U.S. Governments; or debt securities guaranteed by non-U.S. Governments or any agencies thereof. The Fund may invest in Portfolio Funds that hold global fixed income portfolios and/or emerging market debt securities. These debt securities may include non-investment grade securities (which might compose all or a portion of this allocation). Global bonds are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities, including greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability.

Convertible Securities. Convertible securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Portfolio Fund is called for redemption or conversion, the Portfolio Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Portfolio Funds could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Mortgage-Backed and Asset-Backed Securities. Mortgage-backed and asset-backed securities are mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities ("SMBSs") and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. These securities may pay fixed, variable, or floating rates of interest, and may include zero coupon obligations. Fixed income securities are subject to the risk of the issuer's or a guarantor's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity (i.e., market risk). In addition, mortgage-backed securities ("MBS") and asset-backed securities ("ABS") may also be subject to call risk and extension risk. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can either shorten (i.e., call risk) or lengthen (i.e., extension risk).

Foreign Currency. The Portfolio Funds may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

Real Estate. Real Estate Investment Trusts ("REITs") and real estate funds are subject to risks associated with the ownership of real estate. Instability in the credit markets may adversely affect the price at which REITs and real estate funds can sell real estate because purchasers may not be able to obtain financing on attractive terms or at all. These developments also may adversely affect the broader economy, which in turn may adversely affect the real estate markets. Such developments could, in turn, reduce returns from REITs and real estate funds or reduce the number of REITs and real estate funds brought to market during the investment period, thereby reducing the Portfolio Funds' investment opportunities. Properties in which REITs and real estate funds invest may suffer losses due to declining rental income and higher vacancy rates, which may reduce distributions to the Portfolio Funds and reduce the value of the underlying properties.

Private Equity. Investment in private equity involves the same types of risks associated with an investment in any operating company. However, securities issued by private partnerships may be more illiquid than securities issued by other funds generally, because the partnerships' underlying investments tend to be less liquid than other types of investments. The eventual success or failure of private equity investing ultimately hinges on the ability of the Managers to attract and develop a steady flow of quality investment opportunities to analyze. Generally, little public information exists about privately held companies, and the Managers will be required to rely on the ability of their management teams to obtain adequate information to evaluate the potential risks and returns involved in investing in these companies. These companies and their financial information will not be subject to the Sarbanes-Oxley Act and other rules that govern public companies. If the Managers are unable to uncover all material information about these companies, they may not make a fully informed investment decision, and may lose money on these investments. Substantially all of the securities of privately held companies will be subject to legal and other restrictions on resale or will otherwise be less liquid than publicly traded securities. Additionally, privately held companies frequently have less diverse product lines and smaller market presence than larger competitors. All of these factors could affect the Fund's investment returns.

Commodities. Commodities are assets that have tangible properties. Major categories include agricultural products (e.g., wheat, cattle), energy products (e.g., oil, gasoline), metals (e.g., gold, aluminum), and "soft" products (e.g., sugar, coffee, cocoa, cotton). Commodities can be traded on a "spot" basis (i.e., price for immediate delivery) or on a "futures" basis (i.e., price for delivery at a specified future date). Most commodity investments involve buying or selling futures rather than transacting in the spot market. A rise in price of a particular commodity will generally cause the price of the futures to rise, benefiting a futures buyer. Similarly, a decline in price will benefit a futures seller. The Fund may seek to invest with Managers who engage in commodity futures trading. In addition, the Portfolio Funds may seek to invest directly in commodities through strategies that purchase or sell commodity futures as permitted by applicable law.

Commodity and financial markets are highly volatile because of the low margin deposits normally required in futures trading and because a high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a futures contract may result in substantial losses to the investor. In addition, commodity exchanges may limit fluctuations in commodity futures contract prices during a single day and thus during a single trading day no trades may be executed at prices beyond the "daily limit." Once the price of a futures contract for a particular commodity has increased or decreased by an amount equal to the daily limit, positions in the commodity can be neither taken nor liquidated unless the Portfolio Funds are willing to effect trades at or within the limit, which may hinder the ability of the Portfolio Funds to trade.

Futures Transactions. The Portfolio Funds may invest in futures contracts and in options thereon in a variety of countries and on a variety of exchanges including those in less established markets. This is the case even if the exchange is formally "linked" to a more established exchange, whereby a trade executed on one exchange liquidates or establishes a position on the other exchange. The activities of such exchanges, including the execution, delivery and clearing of transactions on such an exchange may be subject to a lesser degree of control and enforcement than more established markets. Moreover, such laws or regulations will vary depending on the country in which the transaction occurs.

The principals who deal in the futures markets are not required to continue to make markets in the currencies or commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Disruptions can occur in any market traded by the Portfolio Funds due to unusually high trading volume, political intervention or other factors. Arrangements to trade forward contracts may be made with only one or a few counterparties, and liquidity problems therefore might be greater than if such arrangements were made with numerous counterparties. The imposition of controls by governmental authorities might also limit such forward (and futures) trading to less than that which the Manager would otherwise recommend, to the possible detriment of the Portfolio Funds. Market illiquidity or disruption could result in major losses to the Portfolio Funds.

Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay or receive the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a Portfolio Fund will be required to make margin payments to a Futures Commission Merchant for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Forward Contracts. The Portfolio Funds may enter into forward contracts, which are the purchase or sale of a specific quantity of a commodity, government security, foreign currency, or other financial instrument at the current or spot price, with delivery and settlement at a specified future date. Because it is a completed contract, a purchase forward contract can be a cover for the sale of a futures contract. Forward contracts are transactions involving the Portfolio Funds' obligation to purchase or sell a specific instrument at a future date at a specified price. Forward contracts may be used by the Portfolio Funds for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when a Manager anticipates purchasing or selling a foreign security. For example, this technique would allow a Portfolio Fund to "lock in" the U.S. dollar price of the security for the Portfolio Fund. Forward contracts may also be used to attempt to protect the value of the Portfolio Funds' existing holdings of foreign securities. Forward contracts may also be used for non-hedging purposes to pursue the Portfolio Funds' investment objective, such as when a Manager anticipates that particular foreign currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Portfolio Funds' portfolio. There is no requirement that the Portfolio Funds hedge all or any portion of their exposure to foreign currency risks.

Counterparty Arrangements. In selecting counterparties to transactions in which the Portfolio Funds will engage, including, currency hedging transactions and borrowings under lines of credit it may have in place, a Manager typically has the authority to and will consider a variety of factors in addition to the price associated with such transactions. Considerations may include, but are not limited to: (a) the ability of the counterparty to (i) provide other products and services, (ii) accept certain types of collateral and provide multiple products or services linked to such collateral or (iii) execute transactions efficiently and (b) the counterparty's facilities, reliability and financial responsibility. If a Manager determines that the counterparty's transaction costs are reasonable overall, the Portfolio Funds may incur higher transaction costs than they would have paid had another counterparty been used.

To the extent that the Portfolio Funds engage in principal transactions, including, but not limited to, forward currency transactions, swap transactions, repurchase and reverse repurchase agreements and the purchase and sale of bonds and other fixed income securities, they must rely on the creditworthiness of their counterparties under such transactions. In certain instances, the credit risk of a counterparty is increased by the lack of a central clearing house for certain transactions including swap contracts. In the event of the insolvency of a counterparty, the Portfolio Funds may not be able to recover their assets, in full or at all, during the insolvency process. Counterparties to investments may have no obligation to make markets in such investments and may have the ability to apply essentially discretionary margin and credit requirements. Similarly, the Portfolio Funds will be subject to the risk of bankruptcy of, or the inability or refusal to perform with respect to such investments by, the counterparties with which they deal. A Manager will seek to minimize the Portfolio Funds' exposure to counterparty risk by entering into such transactions with counterparties a Manager believes to be creditworthy at the time they enter into the transaction. Certain transactions may require the Portfolio Funds to provide collateral to secure their performance obligations under a contract.

Reverse Repurchase Agreements. Reverse repurchase agreements involve the risks that the interest income earned on the investment of the proceeds will be less than the interest expense of the Portfolio Funds, that the market value of the securities sold by the Portfolio Funds may decline below the price of the securities at which the Portfolio Funds are obligated to repurchase them and that the securities may not be returned to the Portfolio Funds. There is no assurance that reverse repurchase agreements can be successfully employed.

Dollar Roll Transactions. Dollar roll transactions involve the risk that the market value of the securities the Portfolio Funds are required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom a Portfolio Fund sells securities becomes insolvent, the Portfolio Fund's right to purchase or repurchase securities may be restricted. Successful use of dollar rolls may depend upon a Manager's ability to predict correctly interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed.

Hedging Transactions. The Portfolio Funds may utilize financial instruments such as forward contracts, options and interest rate swaps, caps and floors to seek to hedge against declines in the values of portfolio positions (measured in terms of their base currencies) as a result of changes in currency exchange rates, certain changes in the equity markets and market interest rates and other events.

When engaging in a hedging transaction, the Portfolio Funds may determine not to seek to establish a perfect correlation between the hedging instruments utilized and the portfolio holdings being hedged. Such an imperfect correlation may prevent the Portfolio Funds from achieving the intended hedge or expose the Fund to a risk of loss. The Portfolio Funds may also determine not to hedge against a particular risk because they do not regard the probability of the risk occurring to be sufficiently high as to justify the cost of the hedge or because they do not foresee the occurrence of the risk. It may not be possible for the Portfolio Funds to hedge against a change or event at attractive prices or at a price sufficient to protect the assets of the Portfolio Funds from the decline in value of the portfolio positions anticipated as a result of such change. The Portfolio Funds may also be restricted in their ability to effectively manage the portion of their assets that are segregated to cover their obligations. In addition, it may not be possible to hedge at all against certain risks.

Derivatives. The Portfolio Funds may invest in, or enter into, derivatives or derivatives transactions ("Derivatives"). Derivatives are financial instruments that derive their performance, at least in part, from the performance of an underlying asset, index or interest rate. Derivatives entered into by a Portfolio Fund can be volatile and involve various types and degrees of risk, depending upon the characteristics of a particular derivative and the portfolio of the Portfolio Fund as a whole. Derivatives permit a Manager to increase or decrease the level of risk of an investment portfolio, or change the character of the risk, to which an investment portfolio is exposed in much the same way as the manager can increase or decrease the level of risk, or change the character of the risk, of an investment portfolio by making investments in specific securities. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential effect on the performance of a Portfolio Fund. If a Portfolio Fund invests in derivatives at inopportune times or incorrectly judges market conditions, the investments may lower the return of the Portfolio Fund or result in a loss. A Portfolio Fund also could experience losses if derivatives are poorly correlated with its other investments, or if the Portfolio Fund is unable to liquidate the position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

Off-Exchange Transactions. Certain transactions, such as spot and forward contracts and options thereon may not be traded on any exchange ("off-exchange transactions"), and banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. The Portfolio Funds may enter into such off-exchange transactions. Off-exchange transactions are not regulated, and contracts related to such off-exchange transactions are not guaranteed by an exchange or clearing house. Consequently, trading in these contracts is subject to more risks than futures or options trading on regulated exchanges, including, but not limited to, the risk that a counterparty will default on an obligation. The counterparties will typically not be required to post collateral. Off-exchange transactions are also subject to legal risks, such as the legal incapacity of a counterparty to enter into a particular contract or the declaration of a class of contracts as being illegal or unenforceable.

Swaps. The Portfolio Funds may enter into equity, interest rate, index, currency rate, total return and other types of swap agreements. The transactions are entered into in an attempt to obtain a particular return without the need to actually purchase the reference asset. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the Portfolio Funds' exposure to long-term or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices, baskets of securities, or inflation rates.

Swap agreements will tend to shift investment exposure from one type of investment to another. For example, if the Portfolio Funds agree to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Portfolio Funds' exposure to U.S. interest rates and increase their exposure to foreign currency and interest rates. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Portfolio Funds' portfolios.

In a credit default swap, the credit default protection buyer makes periodic payments, known as premiums, to the credit default protection seller. In return the credit default protection seller will make a payment to the credit default protection buyer upon the occurrence of a specified credit event. A credit default swap can refer to a single issuer or asset, a basket of issuers or assets or index of assets, each known as the reference entity or underlying asset. A Portfolio Fund may act as either the buyer or the seller of a credit default swap.

Credit default swaps allow a fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. If the Portfolio Fund is the credit default protection seller, the Fund will experience a loss if a credit event occurs and the credit of the reference entity or underlying asset has deteriorated. If the Portfolio Fund is the credit default protection buyer, the Fund will be required to pay premiums to the credit default protection seller.

Illiquid Investments. Investments held by the Portfolio Funds may be or become illiquid which may affect the ability of the Portfolio Fund to exit such investments and the returns made by the Portfolio Fund. Such illiquidity may result from various factors, such as the nature of the instrument being traded, or the nature and/or maturity of the market in which it is being traded, the size of the position being traded, or because there is no established market for the relevant securities. Even where there is an established market, the price and/or liquidity of instruments in that market may be materially affected by certain factors. Securities and commodity exchanges typically have the right to suspend or limit trading in any instrument traded on that exchange. It is also possible that a governmental authority may suspend or restrict trading on an exchange or in particular securities or other instruments traded. A suspension could render it difficult for the Portfolio Funds to liquidate positions and thereby might expose the Portfolio Funds to losses.

Mid-Cap and Small-Cap Company Risk. Investments in mid cap and small-cap companies may be riskier, more volatile and more vulnerable to economic market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

New Issue Investments. The rules of FINRA regulate securities firms' activities related to the sale of "new issues" (as defined under applicable FINRA rules) to investment funds if "restricted" persons (generally, people engaged in the securities industry) hold beneficial interests in such investment funds. As a result, to comply with FINRA Rules, where the Portfolio Funds participate in new issues, the Portfolio Funds may only invest where restricted persons' participation in the gains or losses from such investments is limited. Alternatively, the Portfolio Funds may, in the Managers' absolute discretion, elect not to participate in new issues. As a result, all of the Shareholders would be unable to participate in profits attributable to investments in new issues, even where certain Shareholders would not otherwise be so restricted.

When-Issued and Forward Commitment Securities. The Portfolio Funds may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis for hedging or speculative purposes. These transactions involve a commitment by the Portfolio Funds to purchase or sell securities at a future date (ordinarily at least one or two months later). The price of the underlying securities, which is generally expressed in terms of yield, is fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Portfolio Funds. When-issued securities and forward commitments may be sold prior to the settlement date. If the Portfolio Funds dispose of their right to acquire a when-issued security prior to their acquisition or dispose of their right to deliver or receive against a forward commitment, they may incur a gain or loss.

Securities Lending. The Portfolio Funds may lend their portfolio securities to brokers, dealers and financial institutions. In general, these loans will be secured by collateral (consisting of cash, government securities or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. The Portfolio Funds would be entitled to payments equal to the interest and dividends on the loaned security and could receive a premium for lending the securities. Lending portfolio securities results in income to the Portfolio Funds. Portfolio Funds may experience a loss in a securities lending arrangement in the event the borrower breaches its agreement, the return of the securities loaned is delayed or the default or insolvency of the borrower.

Other Investments by the Fund

While it is anticipated that the Fund will invest its assets in Portfolio Funds sponsored by the Managers and make direct investments in equity securities, from time to time the Fund may enter into total return swaps instead of investing directly into a Portfolio Fund in order to obtain the intended exposure to a Manager. In addition, the Advisor may seek to manage market, interest rate risk or currency risk through the direct use of options, futures or other derivatives in order to reduce the overall volatility of the Fund's portfolio. Further, the Advisor may also invest the Fund's assets in short-term, interest-bearing investments including, without limitation, U.S. government obligations, certificates of deposit, money market accounts, mutual funds and interest-bearing accounts.

To the extent the Fund is holding cash, whether due to collateral requirements or cash flows from subscriptions and repurchases, it is expected to be invested in cash or "cash-plus" strategies (i.e., strategies that seek to enhance the return on cash assets with minimal increase in risk). These strategies may vary depending on the particular opportunities available in the market at that time.

Other Risks Related to the Fund

Reliance on Service Providers. Other than its officers, the Fund has no employees and the Trustees have all been appointed on a non-executive basis. The Fund must therefore rely upon the performance of service providers to perform its executive functions. In particular, the Advisor, the Administrator, the Custodian and their respective delegates, if any, will perform services that are integral to the Fund's operations and financial performance. Failure by any service provider to carry out its obligations to the Fund in accordance with the terms of its appointment, to exercise due care and skill, or to perform its obligations to the Fund at all as a result of insolvency, bankruptcy or other causes could have a material adverse effect on the Fund's performance and returns to Shareholders. The termination of the Fund's relationship with any service provider, or any delay in appointing a replacement for such service provider, could materially disrupt the business of the Fund and could have a material adverse effect on the Fund's performance and returns to Shareholders.

Information Technology Systems. The Fund is dependent on the Advisor for certain management services as well as back-office functions. The Advisor and the Managers depend on information technology systems in order to assess investment opportunities, strategies and markets and to monitor and control risks for the Fund and Portfolio Funds. Information technology systems are also used to trade in the underlying investments of the Portfolio Funds. It is possible that a failure of some kind which causes disruptions to these information technology systems could materially limit the Advisor's or a Manager's ability to adequately assess and adjust investments, formulate strategies and provide adequate risk control. Any such information technology related difficulty could harm the performance of the Fund. Further, failure of the back-office functions of the Advisor to process trades in a timely fashion could prejudice the investment performance of the Fund.

Misconduct of Employees and of Service Providers. Misconduct or misrepresentations by employees of the Advisor, Managers or service providers could cause significant losses to the Fund. Employee misconduct may include binding the Fund or Portfolio Funds to transactions that exceed authorized limits or present unacceptable risks and unauthorized trading activities or concealing unsuccessful trading activities (which, in any case, may result in unknown and unmanaged risks or losses) or making misrepresentations regarding any of the foregoing. Losses could also result from actions by service providers, including, without limitation, failing to recognize trades and misappropriating assets. In addition, employees and service providers may improperly use or disclose confidential information, which could result in litigation or serious financial harm, including limiting the Fund's or a Portfolio Fund's business prospects or future marketing activities. Despite the Advisor's due diligence efforts, misconduct and intentional misrepresentations may be undetected or not fully comprehended, thereby potentially undermining the Advisor's due diligence efforts. As a result, no assurances can be given that the due diligence performed by the Advisor will identify or prevent any such misconduct.

Special Tax Risks. Special tax risks are associated with an investment in the Fund. The Fund elects to, and meets the requirements necessary to, qualify as a "regulated investment company" or "RIC" under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. Each of these ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Fund obtain information from the Portfolio Funds in which the Fund is invested.

If before the end of any quarter of its taxable year, the Fund believes that it may fail the asset diversification requirement, the Fund may seek to take certain actions to avert such a failure. The Fund may try to acquire additional interests in Portfolio Funds to bring the Fund into compliance with the asset diversification test. However, the action frequently taken by RICs to avert such a failure, the disposition of non-diversified assets, may be difficult for the Fund to pursue because the Fund may redeem its interest in a Portfolio Fund only at certain times specified by the governing documents of each respective Portfolio Fund. While relevant provisions also afford the Fund a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund's ability to effect a redemption from a Portfolio Fund referred to above may limit utilization of this cure period.

If the Fund fails to satisfy the asset diversification or other RIC requirements, it may lose its status as a RIC under the Code. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to Shareholders. In addition, all distributions (including distributions of net capital gain) would be taxed to their recipients as dividend income to the extent of the Fund's current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a material adverse effect on the value of the interests in the Fund and the amount of the Fund's distributions.

Additional Tax Considerations; Distributions to Shareholders and Payment of Tax Liability. The Fund will distribute substantially all of its net investment income and gains to Shareholders. These distributions are taxable as ordinary income or capital gains to the Shareholder. Shareholders may be proportionately liable for taxes on income and gains of the Fund, but Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them. The Fund will inform Shareholders of the amount and character of its distributions to Shareholders. See "Certain Tax Considerations" below for more information. If the Fund distributes less than an amount equal to the sum of 98% of its ordinary income and 98.2% of its capital gain net income, plus any such amounts that were not distributed in previous tax years, then the Fund will be subject to a non-deductible 4% excise tax with respect to the Fund's non-distributed amounts.

In addition, the Fund invests in Portfolio Funds located outside the United States. Such Portfolio Funds may be subject to withholding tax on their investments in such jurisdictions. Any such withholding tax would reduce the return on the investment by the Fund in such Portfolio Funds and thus on the Shareholders' investment in the Fund. See "Certain Tax Considerations" below.

Significant Financial Intermediaries. To the extent that substantial numbers of investors have a relationship with a particular financial intermediary, such financial intermediary may have the ability to influence investor behavior, which may affect the Fund. To the extent that such financial intermediary exercises collective influence over such investors' decisions to request repurchase of Shares, the Fund may make larger tender offers than would otherwise be the case. Substantial acceptance of the Fund's offers to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the performance of the Fund and the value of the Shares.

Similarly, if such financial intermediaries exercise collective influence over such investors' voting of such Shares, they could, subject to compliance with SEC rules and state law, change the composition of the Board, which in turn could lead to a change in the Advisor to the Fund. If effected, such changes could have a material adverse effect on the performance of the Fund and the value of the Shares.

ERISA Matters. Most pension and profit sharing plans, individual retirement accounts and other tax-advantaged retirement funds are subject to provisions of the Code, the Employee Retirement Income Security Act of 1974 ("ERISA"), or both, which may be relevant to a decision whether such an investor should invest in the Fund. There may, for example, be issues whether such an investment is "prudent" or whether it results in "prohibited transactions." Legal counsel should be consulted by such an investor before investing in the Fund.

Anti-Takeover Provisions in the Agreement and Declaration of Trust. The Fund's Agreement and Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status. These provisions could deprive the Shareholders of opportunities to sell their Shares at a premium over NAV.

Effect of Liquidation on Investment Objective. If the Fund is in the process of a complete liquidation pursuant to the Agreement and Declaration of Trust, in order to effect an orderly liquidation of the Fund's assets, the Fund may not comply with the investment objective described in this Prospectus during liquidation.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investment will be worth less in the future, as inflation decreases the value of money. As inflation increases, the real value of the Shares and any distributions on those Shares can decline. Inflation risk may also affect the real value of the Fund's investments in securities or underlying Portfolio Funds.

Other Risks Related to Portfolio Funds

Fund Liquidation Risk. Unknown issues may arise surrounding the liquidation of the Fund. The planned liquidation of the Fund will cause the Fund to increase its cash holdings and deviate from its investment objectives and strategies as stated in the Fund's Prospectus. Fund assets may have to may have to be liquidated at disadvantageous times or prices. Shareholders will bear the transaction costs and other costs associated with the liquidation. As a result of these costs, as well as potential market movements, Shareholders may receive less than today’s net asset value per Share. Because of market, economic, liquidity of certain Fund holdings or other factors could result in the final liquidations being in 2023 or 2024.

Registration under the 1940 Act and Advisers Act. Portfolio Funds are not registered as investment companies under the 1940 Act and, therefore, investors in Portfolio Funds do not have the benefit of the protections afforded by the 1940 Act. Managers may not be registered as investment advisers under the Advisers Act and, therefore, investors in Portfolio Funds managed by such Managers will not have the benefit of certain of the protections afforded by the Advisers Act.

To the extent the Fund purchases non-voting interests in Portfolio Funds, it will not be able to vote on matters that require the approval of the investors of the Portfolio Funds, including matters that could adversely affect the Fund's investments in such Portfolio Funds. The Fund may determine to limit its voting interest in certain Portfolio Funds in order to avoid becoming subject to certain 1940 Act prohibitions with respect to affiliated transactions by purchasing non-voting interests in Portfolio Funds. In such instances, the Fund will not be able to vote on matters that require the approval of the investors of the Portfolio Funds, including matters that could adversely affect the Fund's investments in such Portfolio Funds.

Use of Multiple Managers. No assurance can be given that the collective performance of the Managers will result in profitable returns or avoid losses for the Fund. Positive performance achieved by one or more Managers may be neutralized by negative performance experienced by other Managers.

Convergence Risk. The Fund may invest in Portfolio Funds whose Managers take long positions in securities believed to be undervalued and short positions in securities believed to be overvalued. In the event that the perceived mispricings underlying one or more Managers' trading positions were to fail to converge toward, or were to diverge further from, relationships expected by such Managers, the Fund may incur significant losses.

Access to Information from Managers. The Advisor will request information from Managers regarding their historical performance and investment strategy. The Advisor will also monitor the performance of underlying investments on a continuing basis as such information is made available to the Advisor by the Managers. However, the Advisor may not always be provided with such information because certain of this information may be considered proprietary information by the particular Manager or for other reasons. This lack of access to independent information is a significant investment risk. Furthermore, NAVs received by, or on behalf of, the Fund from each Manager will typically be estimates only, subject to revision through the end of each Portfolio Fund's annual audit, which may occur on a date other than March 31st. Revisions to the Fund's gain and loss calculations will be an ongoing process, and no appreciation or depreciation figure can be considered final until the Fund's annual audit is completed.

Emerging Managers. The Fund may invest in Portfolio Funds that are managed by Managers that have managed funds for a relatively short period of time ("Emerging Managers"). The previous experience of Emerging Managers is typically in trading proprietary accounts of financial institutions or managing unhedged accounts of institutional money managers or other investment firms. Because Emerging Managers may not have direct experience managing alternative funds, including experience with financial, legal or regulatory considerations unique to alternative fund management, and because there is generally less information available on which to base an opinion of such Emerging Managers' investment and management expertise, investments with Emerging Managers may be subject to greater risk and uncertainty than investments with more experienced alternative fund managers.

Reliance on Key Individuals. The success of the investment policy of the Fund will be significantly dependent upon the Managers and their expertise and ability to attract and retain suitable staff. The success of a particular Portfolio Fund will be dependent on the expertise of the Manager for that Portfolio Fund. Incapacitation or loss of key people within Portfolio Funds may adversely affect such Portfolio Funds and thereby the Fund. Many Managers may have only one or a limited number of key individuals. The loss of one or more individuals from a Manager could have a material adverse effect on the performance of such Portfolio Fund which, in turn, could adversely affect the performance of the Fund.

Monitoring of Portfolio Funds. Although the Advisor attempts to monitor the performance of all of the Portfolio Funds, the Advisor must ultimately rely on (i) the Manager to operate in accordance with the investment guidelines governing the Portfolio Fund, and (ii) the accuracy of the information provided to the Advisor by the Manager of the Portfolio Fund. Any failure of the Manager to operate within such guidelines or to provide accurate information with respect to such Portfolio Fund could subject the Fund to losses. Moreover, many of the strategies implemented by the Portfolio Funds rely on the financial information made available by the issuers in which the Portfolio Funds invest. The Advisor has no ability to independently verify the financial information disseminated by the issuers in which the Portfolio Funds invest and is dependent upon the integrity of both the management of these issuers and the financial reporting process in general.

Proprietary Investment Strategies. The Managers may use proprietary investment strategies that are based on considerations and factors that are not fully disclosed to the Advisor or the Fund. The Managers generally use investment strategies that differ, and involve greater risk and expense, from those typically employed by traditional managers of portfolios of stocks and bonds. These strategies may involve risks that are not anticipated by the Managers, the Advisor or the Fund.

Prime Brokers and Custodians. Under the arrangements between the Portfolio Funds and their prime brokers and custodians, the prime brokers and custodians will have rights to identify as collateral, to rehypothecate or to otherwise use for their own purposes assets held by them for the Portfolio Funds from time to time. Legal and beneficial title to such assets may therefore be transferred to the relevant prime broker and custodian. Similarly, any cash of the Portfolio Funds held or received by or on behalf of a prime broker or custodian may not be treated as client money and may not be subject to the client money protections conferred by the client rules of FINRA or equivalent rules of other regulators to which such prime broker or custodian may be subject. Accordingly, the cash of the Portfolio Funds may also constitute collateral and may not be segregated from the cash of the prime brokers and custodians. Consequently, Portfolio Funds may rank as an unsecured creditor in respect of such assets and cash on the insolvency of a prime broker and custodian and might not be able to recover such assets and cash in full. The inability of Portfolio Funds to recover such cash could have a material adverse effect on the Fund's performance and returns to Shareholders.

Side Letters and Other Agreements. Managers and Portfolio Funds may enter into separate agreements with certain of their investors, such as those affiliated with Managers or Portfolio Funds or those deemed to involve a significant or strategic relationship. Such agreements may provide more beneficial terms to investors other than the Fund by waiving certain terms or allowing such investors to invest on different terms than those on which the Fund has invested, including, without limitation, with respect to fees, liquidity, changes in redemption terms, key man provisions, notification upon the occurrence of certain events (in some instances including the ability to redeem upon the occurrence of certain events), "most favored nation" clauses and disclosure of certain information. Under certain circumstances, these agreements could create preferences or priorities for such investors. For example, a Portfolio Fund may offer certain of its investors additional or different information and reporting than that offered to the Fund. Such information may provide the recipient greater insights into the Portfolio Fund's activities as compared to the Fund in its capacity as an investor in such Portfolio Fund, thereby enhancing the recipient's ability to make investment decisions with respect to the Portfolio Fund and enabling such investor to make more informed decisions than the Fund about redeeming from the Portfolio Fund. Any resulting redemption could force the Portfolio Fund to sell investments at a time when it might not otherwise have done so or for a price less than their deemed fair market value, which will adversely affect the Fund as the remaining investor in the relevant Portfolio Fund.

The Advisor may in certain circumstances attempt to negotiate separate agreements with Managers or Portfolio Funds to which it allocates the Fund's capital. No assurance can be given that any such agreement, if entered into, will be respected by the applicable Manager or Portfolio Fund or that such agreement would be enforceable in accordance with its terms. Further, there may be situations in which regulatory requirements, investment objectives, the timing of investments, historical relationships with a Manager or other considerations will result in differences between the Fund and a Manager's other investors in terms of the availability of the benefits of any such agreements. Furthermore, there may be circumstances where the benefit provided cannot be exercised by all Portfolio Fund investors simultaneously or where one investor directly or indirectly receives a greater benefit due to the participation by another investor. In addition, although the Advisor may negotiate terms that it considers more advantageous overall, concessions may be required to obtain such terms.

Performance Fees and Management Fees. Managers may receive compensation calculated by reference to the performance of the Portfolio Funds managed by them. Such compensation arrangements may create an incentive to make investments that are riskier or more speculative than would be the case if such arrangements were not in effect. In addition, because performance-based compensation is calculated on a basis that includes unrealized appreciation of Portfolio Fund assets, such performance-based compensation may be greater than if such compensation were based solely on realized gains. Certain Managers may also be entitled to receive performance-based fees or allocations, even if the Fund's overall returns are negative. Furthermore, Managers may receive compensation calculated by reference to their assets under management. Such compensation arrangements may create an incentive to increase their assets under management regardless of their ability to effectively and optimally invest them.

Multiple Levels of Expense. The Fund and Portfolio Funds impose management fees and some Portfolio Funds may also charge performance fees. In addition to a fixed management fee, Managers typically will also be paid or allocated amounts based upon a share of the profits of the Portfolio Fund. Managers of such Portfolio Funds may receive substantially higher payments than would otherwise be the case under alternative arrangements. Other service providers of Portfolio Funds will normally be compensated or will receive allocations on terms that may include fixed and/or performance-based fees or allocations. As a result, the Fund, and indirectly Shareholders, will pay multiple investment management and other service provider fees. In addition to the fees paid indirectly by the Fund to the Manager, fees paid in relation to Portfolio Funds will generally, for fixed fees, if applicable, range from 0% to 3% per annum of the average NAV of the Portfolio Funds, and performance fees or allocations are likely to range from 0% to 30% of the net capital appreciation in the Portfolio Funds for the relevant performance fee measurement period. Moreover, an investor in the Fund bears a proportionate share of the expenses of the Fund and, indirectly, similar expenses of the Portfolio Funds. Investors could avoid the additional level of fees and expenses of the Fund by investing directly with the Portfolio Funds, although access to many Portfolio Funds may be limited or unavailable. Performance figures issued by the Fund and stated performance targets will be net of these fees and expenses.

Effect of Fund's Repurchases on Diversification of Portfolio Funds. Although the Fund plans to seek diversification in the investment of its assets, if the Board elects to offer to repurchase Shares, and as a result, a significant number of Shares are tendered, the Fund may not be able to satisfy such repurchase requests from a variety of their Portfolio Funds and thus may be required to make disproportionate redemptions from select Portfolio Funds, resulting in a temporary imbalance in the Fund's diversification strategy.

Capacity Limitations of Portfolio Funds. Portfolio Funds may place limitations on the amount of, or number of persons whose, money they will manage. In addition, new rules and regulations may result in additional limitations or restrictions being placed by Managers on the types of investors or assets that Portfolio Funds may accept. Moreover, as a result of the convergence of the hedge fund and private equity markets and recent regulatory developments, many Portfolio Funds have lengthened liquidity terms, which may be more or less compatible with the liquidity requirements of the Fund and therefore result in differences in portfolio composition. Any such restrictions or limitations could prevent the Advisor from allocating assets of the Fund to certain Managers and Portfolio Funds with which the Advisor would otherwise like to invest. In addition, when capacity is constrained, allocation decisions may be made on a non-pro rata basis among the Fund or other Morgan Creek funds, for example, so as to avoid small allocations or to increase existing below-target allocations before building new positions.

If the Advisor's ability to make allocations to Managers or Portfolio Funds is limited or restricted, the Fund's investment objective, and thus its returns, could be negatively impacted. Furthermore, because of these capacity limitations, it is likely that the Fund's portfolio and the portfolios of other accounts managed by the Advisor will have differences in the specific investments held in their portfolios even when their investment objectives are the same or similar. These distinctions will result in differences in portfolio performance.

Disposition of Securities of Portfolio Funds. In connection with the disposition of securities of Portfolio Funds, the Fund may be required to make representations about the business and financial affairs of the relevant Portfolio Fund typical of those made in connection with the sale of any security or business. The Fund may also be required to indemnify the purchasers of such securities of the Portfolio Fund to the extent that any such representation turns out to be inaccurate. These arrangements may result in contingent liabilities, which may ultimately have to be funded by the Fund.

Currency Hedging. Where Portfolio Funds offer shares denominated in currencies other than the U.S. dollar, the Portfolio Fund may endeavor to hedge its exposure to such currency. The Fund will have no control over the manner in which such Portfolio Fund accounts for the profits, losses, and expenses associated with such hedging activities. It is possible that there could be cross liability among all classes of shares of such Portfolio Fund, and thus, the costs associated with such hedging activities may be allocated to the class of shares held by the Fund, even when such hedging activities do not directly relate to such class in the event that the assets of the relevant class are insufficient to meet such losses and expenses. As a result, the performance of such Portfolio Fund (and, thus, the performance of the Fund) could be adversely affected.

Size and Maturity of Hedge Fund Markets. The identification of attractive investment opportunities is difficult and involves a high degree of uncertainty. The relatively large number of hedge funds and assets managed by such funds, together with the increase in other market participants (such as the proprietary desks of investment banks) may reduce the opportunities available for the Advisor and the Managers to make certain investments or adversely affect the terms upon which investments can be made. This could reduce the ability of the Fund to generate returns and/or reduce the quantum of these returns. Historic opportunities for some or all hedge fund strategies may be eroded over time while structural and/or cyclical factors may reduce opportunities for the Advisor and the Managers temporarily or permanently.

In addition, it is possible that the Fund may have exposure to the same investment or securities through more than one Portfolio Fund. Furthermore, the applicable Managers could take opposing positions with respect to such securities and thus the Fund's exposure to such underlying security or investment could move against each other.

Non-U.S. Exchange Risk Exposure. Although securities held by Portfolio Funds are typically denominated in U.S. dollars, certain Portfolio Funds may invest in securities denominated, and may receive a portion of their income and gains, in currencies other than the U.S. dollar. A reduction in the value of such other currencies relative to the U.S. dollar prior to conversion into U.S. dollars, as applicable, would adversely affect the NAV of the Portfolio Fund and correspondingly, the NAV of the Fund. The Fund does not expect to hedge the exchange exposure related to any Portfolio Funds. To the extent that the Managers themselves seek to hedge non-U.S. exchange risk exposure, they may not be able to do so.

Use of Financing Arrangements by Portfolio Funds. A number of Portfolio Funds depend upon the availability of credit to finance their investment strategies. The prime brokers, banks and dealers that may provide financing to Portfolio Funds can apply essentially discretionary margin or other valuation policies. Changes by financing providers to these policies, or the imposition of other credit limitations or restrictions, may result in margin calls, loss of financing, forced liquidation of positions at disadvantageous prices or termination or cross defaults of transactions with the same or other dealers. These adverse effects may be compounded in the event that such limitations or restrictions are imposed suddenly and/or by multiple dealers or counterparties around the same time. For additional information regarding recent events affecting the availability of financing, see "General Market Risks."

Brokerage Commissions and Transaction Costs. In selecting brokers or counterparties to effect portfolio transactions, Portfolio Funds will be likely to consider such factors as price, the ability to effect the transaction, the reliability and financial responsibility and any research products or services provided. Such products and services generally may be of benefit to the Portfolio Funds in question or to other clients of the relevant Manager but may not directly relate to transactions executed on behalf of such Portfolio Fund. Accordingly, if the Manager determines in good faith that the amount of commissions or transaction fees charged by the entity is reasonable in relation to the value provided, the relevant Portfolio Funds may pay an amount greater than that charged by another entity.

Risks Related to Portfolio Fund Investment Strategies

This section discusses risks relating to the long/short equity strategy and other types of investment strategies that are made by the Portfolio Funds. It is possible that Portfolio Funds will engage in an investment strategy that is not described below, and any such investment strategy will be subject to its own particular risks.

Long/Short Equity. Long/short equity strategies generally seek to generate capital appreciation through the establishment of both long and short positions in equities or fixed income, by purchasing undervalued securities and selling overvalued securities to generate returns and to hedge out some portion of general market risk. If a Manager's analysis is incorrect or based on inaccurate information, these investments may result in significant losses to the Portfolio Funds. Since a long/short strategy involves identifying securities that are generally undervalued (or, in the case of short positions, overvalued) by the marketplace, the success of the strategy necessarily depends upon the market eventually recognizing such value in the price of the security, which may not necessarily occur, or may occur over extended time frames that limit profitability. Positions may undergo significant short-term declines and experience considerable price volatility during these periods. In addition, long and short positions may or may not be related. If the long and short positions are not related, it is possible to have investment losses in both the long and short sides of the portfolio. Long/short strategies may increase the exposure of the Fund or Portfolio Funds to risks relating to leverage, portfolio turnover, concentration of investment portfolio and short-selling. These risks are further described in this section under their respective headings.

Specialized Investment Strategy Risk. Certain of the Managers will, among other things, seek to utilize specialized investment strategies, follow allocation methodologies, apply investment models or assumptions, achieve a certain level of performance relative to specified benchmarks, and enter into hedging and other strategies intended, among other things, to affect the Portfolio Fund's performance, risk levels, and/or market correlation. There can be no assurance that any Manager will have success in achieving any goal related to such practices. The Managers may be unable to, or may choose in their judgment, not to seek to achieve such goals.

The success of a Manager's trading activities will depend on, among other things, the Manager's ability to identify overvalued and undervalued investment opportunities and to exploit price discrepancies in the capital markets. Identification and exploitation of the investment strategies to be pursued by a Manager involves a high degree of uncertainty. No assurance can be given that the Managers will be able to locate suitable investment opportunities in which to deploy all their capital. A reduction in the volatility and pricing inefficiency of the markets in which a Manager may seek to invest, as well as other market factors, will reduce the scope for a Manager's investment strategies. Furthermore, certain investment strategies involve counterparty risk (i.e., the risk that the counterparty fails to fulfill its contractual obligations under the terms of the instrument) and such instrument may not perform in the manner expected by the counterparties, thereby resulting in greater loss or gain to the investor.

Overlay (GTAA). The success of a GTAA strategy depends, in part, on the Managers' ability to accurately analyze the correlation between various global equity, bond and currency markets. If the Manager's correlation analysis proves to be incorrect, losses in the strategy may be significant and may exceed the anticipated risk level of market exposure for the GTAA strategy.

Short-Selling. Short-selling involves selling securities which may or may not be owned and borrowing the same securities for delivery to the purchaser, with an obligation to replace the borrowed securities at a later date. Short-selling necessarily involves certain additional risks. However, if the short seller does not own the securities sold short (an uncovered short sale), the borrowed securities must be replaced by securities purchased at market prices in order to close out the short position, and any appreciation in the price of the borrowed securities would result in a loss. Uncovered short sales expose the Fund to the risk of uncapped losses until a position can be closed out due to the lack of an upper limit on the price to which a security may rise. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss. There is the risk that the securities borrowed by the Portfolio Funds in connection with a short-sale must be returned to the securities lender on short notice. If a request for return of borrowed securities occurs at a time when other short-sellers of the security are receiving similar requests, a "short squeeze" can occur, and the Portfolio Funds may be compelled to replace borrowed securities previously sold short with purchases on the open market at the most disadvantageous time, possibly at prices significantly in excess of the proceeds received at the time the securities were originally sold short.

Special Situations. In any investment opportunity involving any such type of special situation, there exists the risk that the contemplated transaction either will be unsuccessful, take considerable time or result in a distribution of cash or a new security the value of which will be less than the purchase price to the Portfolio Fund of the security or other financial instrument in respect of which such distribution is received. Similarly, if an anticipated transaction does not in fact occur, the Portfolio Fund may be required to sell its investment at a loss. Because there is substantial uncertainty concerning the outcome of transactions involving financially troubled companies in which the Portfolio Fund may invest, there is a potential risk of loss by the Portfolio Fund of its entire investment in such companies.

General Market Risks

Market Risk. Market risk is risk associated with changes in, among other things, market prices of securities or commodities or foreign exchange or interest rates and there are certain general market conditions in which any investment strategy is unlikely to be profitable. From time to time, multiple markets could move together against the Fund's investments, which could result in significant losses. Such movement would have a material adverse effect on the performance of the Fund and returns to Shareholders. The Advisor has no ability to control such market conditions.

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities and other investments in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rate fluctuation, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio.

The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.

Certain types of fixed income securities and other credit instruments may be subject to heightened liquidity risk arising from the credit crisis initially occurring during 2007 and 2008. Such investments include collateralized debt obligations ("CDOs"), collateralized bond obligations ("CBOs"), collateralized loan obligations, high-yield bonds, debt issued in leveraged buyout transactions, mortgage and asset-backed securities, and short-term asset-backed commercial paper, which became very illiquid in the latter half of 2007 and in 2008. General market uncertainty and consequent re-pricing of risk led to market imbalances between sellers and buyers, which in turn resulted in significant valuation uncertainties in mortgage and credit-related securities and other instruments. These conditions resulted, and in many cases continue to result in, greater volatility, less liquidity, widening credit spreads and a lack of price transparency, with many instruments remaining illiquid and of uncertain value. Additionally, the federal rescue of the Federal Home Loan Mortgage Corporation ("FHLMC"), commonly referred to as "Freddie Mac," the Federal National Mortgage Association ("FNMA"), commonly referred to as "Fannie Mae," and American International Group, as well as the filing of bankruptcy by Lehman Brothers Holdings Inc. and the concern that other financial institutions are also experiencing severe economic distress and that the global financial system is under stress have led to significant market volatility and disruption and thus further increase the illiquidity of any investments in issuers that are thinly capitalized.

The recent instability in the financial markets has led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund's portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Advisor will monitor developments and seek to manage the Fund's portfolio in a manner consistent with achieving the Fund's investment objective, but there can be no assurance that they will be successful in doing so.

The current financial market situation, as well as various social, political and psychological tensions in the United States and around the world, may continue to contribute to increased market volatility, may have long-term effects on the U.S. and worldwide financial markets (and in particular the housing and mortgage markets) and may cause further economic uncertainties in the United States and worldwide. It is difficult to predict how long the financial markets will continue to be affected by these events and the Advisor cannot predict the effects of these or similar events in the future on the U.S. economy and securities markets. Given the risks described above, an investment in the Shares may not be appropriate for all prospective investors. Such market conditions and the above factors may increase the level of difficulty encountered in valuing such securities and other credit instruments which could result in sudden and significant valuation increases or declines in the NAV of the Fund.

The prices of the Portfolio Funds' investments, and therefore the NAV of the Fund, can be highly volatile. Price movements of forward contracts, futures contracts and other derivative contracts in which the Fund may invest are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments and interest rate-related futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. Moreover, since internationally there may be less government supervision and regulation of worldwide stock exchanges and clearinghouses than in the U.S., the Fund also is subject to the risk of the failure of the exchanges on which their positions trade or of their clearinghouses, and there may be a higher risk of financial irregularities and/or lack of appropriate risk monitoring and controls.

Global stock and credit markets have recently experienced significant price volatility, dislocations and liquidity disruptions, which have caused market prices of many stocks to fluctuate substantially and the spreads on prospective debt financings to widen considerably. The recent instability in the credit markets has made it more difficult for a number of issuers of debt securities to obtain financing or refinancing for their investment or lending activities or operations. There is a risk that such issuers will be unable to successfully complete such financing or refinancing. In particular, because of the current conditions in the credit markets, issuers of debt securities may be subject to increased cost for debt, tightening underwriting standards and reduced liquidity for loans they make, securities they purchase and securities they issue. There is also a risk that developments in sectors of the credit markets in which the Portfolio Funds do not invest may adversely affect the liquidity and the value of securities in sectors of the credit markets in which the Portfolio Funds do invest, including securities owned by the Portfolio Funds.

The debt and equity capital markets in the United States have been negatively impacted by significant write-offs in the financial services sector relating to subprime mortgages and the re-pricing of credit risk in the broadly syndicated market, among other things. These events, along with the deterioration of the housing market, the failure of major financial institutions and the resulting United States federal government actions have led to worsening general economic conditions, which have materially and adversely impacted the broader financial and credit markets and have reduced the availability of debt and equity capital for the market as a whole and financial firms in particular. These recent events have been adversely affecting the willingness of some lenders to extend credit, in general, which may make it more difficult for issuers of debt to finance their operations. These developments may increase the volatility of the value of securities owned by the Fund. These developments also may make it more difficult for the Fund to accurately value their securities or to sell their securities on a timely basis. These developments could adversely affect the ability of the Portfolio Funds to borrow for investment purposes, if they chose to do so, and increase the cost of such borrowings, which would reduce returns to Shareholders. These developments have adversely affected the broader economy, and may continue to do so, which in turn may adversely affect the ability of issuers of securities owned by the Portfolio Funds to make payments of principal and interest when due, lead to lower credit ratings and increased defaults. Such developments could, in turn, reduce the value of securities owned by the Portfolio Funds and adversely affect the NAV of the Fund's Shares. In addition, the prolonged continuation or further deterioration of current market conditions could adversely impact the Portfolio Funds' portfolio.

Portfolio Turnover

The Portfolio Funds may invest and trade their portfolio securities on the basis of certain short-term market considerations. The Portfolio Funds are not generally restricted in effecting transactions by any limitation with regard to their respective portfolio turnover rates. The turnover rate of the Fund for the fiscal year ended March 31, 2023 was 0%.

Limits of Risk Disclosure

The above discussion relates to various risks associated with the Fund and the Portfolio Funds and is not intended to be a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus and the Agreement and Declaration of Trust and should consult with their own advisors before deciding whether to invest in the Fund. In addition, as the Fund's investment program or market conditions change or develop over time, an investment in the Fund may be subject to risk factors not currently contemplated or described in this Prospectus.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]

VOTING

Each Shareholder of the Fund will have the right to cast a number of votes based on the value of such Shareholder's investment percentage in the Fund at any meeting of its Shareholders called by the (i) majority of the Board or (ii) Shareholders holding at least 51% of the total number of votes eligible to be cast by all Shareholders. Shareholders will be entitled to vote on any matter on which stockholders of a registered investment company organized as a corporation would be entitled to vote, including the selection of Trustees and the approval of the Advisory Agreement. Notwithstanding their ability to exercise their voting privileges, Shareholders are not entitled to participate in the management or control of the Fund's business and may not act for or bind the Fund.

Borrowing And Lines Of Credit [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Borrowing and Lines of Credit. The Fund may borrow money pursuant to a line of credit with a financial institution or other arrangement to purchase portfolio securities and for portfolio management purposes.

Non Diversified Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversified Status. The Fund is a "non-diversified" investment company. Thus, there are no percentage limitations imposed by the 1940 Act on the percentage of the Fund's assets that may be invested in the securities of any one issuer. Although the Advisor will follow a general policy of seeking to diversify the Fund's capital among multiple Portfolio Funds and multiple other issuers with respect to its direct investing in securities, the Advisor may depart from such policy from time to time and one or more Portfolio Funds may be allocated a relatively large percentage of the Fund's assets subject to the limits set forth herein. The Fund will limit the percent of assets held of any one Portfolio Fund, at the time of investment, to an amount that is in accordance with any regulatory restrictions applicable to the Fund. As a consequence of a large investment in a particular Portfolio Fund, losses suffered by such Portfolio Fund could result in a larger reduction in the Fund's NAV than if such capital had been more proportionately allocated among a larger number of Portfolio Funds.

Reliance On The Advisor [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on the Advisor. The success of the Fund depends on the expertise of the Advisor and its ability to select Portfolio Funds managed by successful Managers and to make direct investments in securities. There can be no assurance that the Advisor will be successful in doing so. In addition, the Advisor is not required to devote its full time to the business of the Fund and there is no guarantee or requirement that any investment professional or other employee of the Advisor will allocate a substantial portion of his or her time to the Fund. The loss of one or more individuals involved with the Advisor could have a material adverse effect on the performance or the continued operation of the Fund. If the Advisor is removed, resigns or otherwise no longer serves as the investment adviser of the Fund, investments in a large number of Portfolio Funds may be required to be liquidated or may otherwise become unavailable to the Fund, which may have an adverse impact on the Fund's investment performance.

Fees And Expenses [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fees and Expenses. Shareholders pay certain fees (e.g., the Management Fee) and expenses of the Fund and indirectly bear the fees (e.g., management fees of Portfolio Fund managers) and expenses of the Portfolio Funds in which the Fund invests. Similarly, Shareholders may indirectly pay incentive compensation to Portfolio Fund managers that charge their investors incentive compensation. The Fund's expenses thus may constitute a higher percentage of net assets than expenses associated with other types of investment entities. Class A Shares and Class I Shares are subject to different fees and expenses.

Legal And Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Legal and Regulatory Risks. Legal and regulatory changes could occur that may materially adversely affect the Fund. For example, the regulatory environment for derivative instruments in which Managers may participate is evolving, and changes in the regulation of derivative instruments may materially adversely affect the value of derivative instruments held by the Fund and the ability of the Fund to pursue its trading strategies. Similarly, the regulatory environment for leveraged investors and for private equity and hedge funds generally is evolving, and changes in the direct or indirect regulation of leveraged investors or private equity and hedge funds, including tax regulation applicable thereto, may materially adversely affect the ability of the Fund to pursue its investment objectives or strategies. The Portfolio Funds may be established in jurisdictions where no or limited supervision is exercised on such Portfolio Funds by regulators. Investor protection may be less efficient than if supervision was exercised by a regulator. If regulators were to adopt leverage limitations for private equity or hedge funds, these funds may not be able to earn the same returns they earned in the past.

Liquidity Of Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity of Shares. The Fund has been established as a closed-end management investment company designed primarily for long-term investors and is not intended to be a trading vehicle. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. In order to be able to meet daily redemption requests, mutual funds are subject to more stringent liquidity requirements than closed-end funds. In particular, a mutual fund generally may not invest more than 15% of its net assets in illiquid securities, while a closed-end fund, such as the Fund, may invest all or substantially all of its assets in illiquid investments (as is the Fund's investment practice). The Advisor believes that unique investment opportunities exist in the market for Portfolio Funds, which generally are illiquid.

Shareholders will have no right to have their Shares redeemed or, because the Fund is not an "interval fund" within the meaning of Rule 23c-3 under the 1940 Act, repurchased by the Fund at any time. While the Fund expects to offer to repurchase Shares from Shareholders from time to time, no assurance can be given that these repurchases will occur as scheduled or at all because repurchases will be conducted at the sole discretion of the Board.

The Fund may be subject to certain Portfolio Funds' initial lock-up periods beginning at the time of the Fund's initial investment in a Portfolio Fund, during which the Fund may not withdraw its investment. In addition, certain Portfolio Funds may at times elect to suspend completely or limit withdrawal rights for an indefinite period of time in response to market turmoil or other adverse conditions (such as those experienced by many hedge funds during late 2008 into 2009). During such periods, the Fund may not be able to liquidate its holdings in such Portfolio Funds in order to meet repurchase requests. In addition, should the Fund seek to liquidate its investment in a Portfolio Fund that maintains a side pocket, the Fund might not be able to fully liquidate its investment without delay, which could be considerable. The Fund may need to suspend or postpone repurchase offers if the Fund is not able to dispose of its interests in Portfolio Funds in a timely manner.

Repurchases Of Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchases of Shares. There will be a substantial period of time between the date as of which Shareholders must accept the Fund's offer to repurchase their Shares and the date such Shareholders can expect to receive payment for their Shares from the Fund. Shareholders whose Shares are accepted for repurchase bear the risk that the Fund's NAV may fluctuate significantly between the time that they accept the Fund's offer to repurchase their Shares and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to accept the Fund's offer to repurchase their Shares without the benefit of having current information regarding the value of the Shares on a date proximate to the date on which the Shares are valued by the Fund for purposes of effecting such repurchases. Payment for repurchased Shares in the Fund may require the liquidation of investments in Portfolio Funds or securities earlier than the Advisor would otherwise liquidate these holdings, potentially resulting in losses, and may increase the Fund's portfolio turnover. The Advisor will take measures to attempt to avoid or minimize potential losses and turnover resulting from the repurchase of Shares.

Investment In The Fund Is Not Suitable For All Investors [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment in the Fund is Not Suitable for All Investors. An investment in the Fund is not appropriate for all investors and is not intended to be a complete investment program. An investment in the Fund should be made only by investors who understand the nature of the investment and do not require more than limited liquidity in this investment. An investor could incur substantial, or even total, losses on an investment in the Fund. The Shares are only suitable for persons willing to accept this high level of risk.

Limited Liquidity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Liquidity. Portfolio Funds may be or may become illiquid, their marketability may be restricted and the realization of investments from them may take a considerable time and/or be costly, in particular because Portfolio Funds may have restrictions that allow redemptions only at specific infrequent dates with considerable notice periods, and apply lock-ups and/or early withdrawal fees. The Fund's ability to withdraw monies from or invest monies in Portfolio Funds with such restrictions will be limited, especially in the case of Portfolio Funds that are private equity funds, and such restrictions will limit the Fund's flexibility to reallocate such assets among Portfolio Funds. In addition, Portfolio Funds may have the ability to indefinitely suspend the right of their investors to redeem their investment during periods of exceptional market conditions, such as those recently experienced, and such suspension may occur for an extended period of time or as a prelude to liquidation of the Portfolio Fund. Consequently, the Fund's investments in a Portfolio Fund could depreciate in value during the time a redemption is delayed, and the Fund would be precluded from redeploying its capital to more advantageous investment opportunities. The risk of illiquidity in a Portfolio Fund is exemplified by the recent turmoil in the markets in which a number of Portfolio Funds have suspended redemptions, resulting in the inability of investors to obtain liquidity in their holding in such Portfolio Fund. Portfolio Funds also may be able to divide their portfolio assets into liquid and illiquid pools of assets and distribute the illiquid securities or interests in the illiquid securities to the Fund, and the Advisor may not have experience managing such assets. It may therefore be difficult for the Fund to sell or realize its investments in the Portfolio Funds in whole or in part. In addition, liquidity may be subject to commitments made by the Advisor or the Managers as to the frequency of redemptions and/or length of lock-up periods to secure capacity with such Portfolio Funds.

Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Strategy Risk. Strategy risk is associated with the failure or deterioration of an entire strategy such that most or all investment managers employing that strategy suffer losses. Strategy specific losses may result from excessive concentration by multiple Managers in the same investment or general economic or other events that adversely affect particular strategies (e.g., the disruption of historical pricing relationships). The strategies employed by the Managers may be speculative and involve substantial risk of loss in the event of such failure or deterioration. There can be no assurance that the trading strategies employed by a Manager will be successful. For example, the proprietary models used by a Manager may not function as anticipated during unusual market conditions. Furthermore, while each Manager may have a performance record reflecting its prior experience, this performance cannot be used to predict future profitability.

Manager Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Manager Risk. Manager risk is the risk of loss due to fraud on the part of a Manager, intentional or inadvertent deviations from the Managers' communicated investment strategy, including excessive concentration, directional investing outside pre-defined ranges or in new capital markets, excessive leverage and risk taking, or simply poor judgment. Although the Advisor will seek to allocate the Fund's assets to Managers whom they believe will operate with integrity and sound operational and organizational standards, the Advisor may have no, or only limited, access to information regarding the activities of the Managers, and the Advisor cannot guarantee the accuracy or completeness of such information. As a consequence, although the Advisor will monitor the activities of the Managers, it may be difficult, if not impossible, for the Advisor to protect the Fund from the risk of Manager fraud, misrepresentation or material strategy alteration. The Advisor will have no control over the day-to-day operations of any of the Portfolio Funds managed by the Managers. As a result, there can be no assurance that every such Portfolio Fund will conform its conduct to these standards. The failure of operations, information technology systems or contingency/disaster recovery plans may result in significant losses for the affected Portfolio Funds. Shareholders themselves will have no direct dealings or contractual relationships with the Managers.

Potential Conflicts Of Interest Involving Managers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Potential Conflicts of Interest Involving Managers. Certain of the Managers may engage in other forms of related and unrelated activities in addition to advising Portfolio Funds. They may also make investments in securities for their own account. Activities such as these could detract from the time a Manager devotes to the affairs of Portfolio Funds. In addition, certain of the Managers may engage affiliated entities to furnish brokerage services to Portfolio Funds and may themselves provide market making services, including acting as a counterparty in stock and over-the-counter transactions. As a result, in such instances the choice of broker, market maker or counterparty made by a Portfolio Fund and the level of commissions or other fees paid for such services (including the size of any mark-up imposed by a counterparty) may not have been made at arm's length.

Portfolio Valuation [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Valuation. Shares in Portfolio Funds are generally valued based upon values or performance information provided by the Managers or their administrators, as the case may be. However, such information may be subject to little independent verification or other due diligence and may not comply with generally accepted accounting practices or other valuation principles. In addition, these entities may not provide estimates of the value of Portfolio Funds, or may do so irregularly, with the result that the values of such investments may be estimated by, and at the discretion of, the Administrator or the Advisor. Certain securities or investments, particularly those for which market quotations may not be readily available, may be difficult to value. Because of overall size, concentration in particular markets and maturities of positions held by the Fund through the Portfolio Funds, the value at which their investments can be liquidated may differ, sometimes significantly, from the interim valuations obtained by the Fund. In addition, the timing of liquidations may also affect the values obtained on liquidation. Securities held by Portfolio Funds may routinely trade with bid-offer spreads that may be significant. In addition, the Portfolio Funds may hold loans or privately placed securities for which no public market exists. Accordingly, the values of Portfolio Funds provided to the Fund may be subject to an upward or downward adjustment based on information reasonably available at that time or following the auditing of Portfolio Funds' financial records. There can therefore be no guarantee that the Fund's investments could ultimately be realized at the Fund's valuation of such investments. See "Calculation of Net Asset Value; Valuation."

Ownership Of Underlying Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Ownership of Underlying Investments. When deciding whether to invest, or continue investing in, Portfolio Funds, the Advisor carries out no independent investigation of the ownership of the assets of the Portfolio Fund or the administrator to the Portfolio Fund. Instead, the Advisor relies on audited accounts and other financial information provided to it by the Portfolio Fund. In the event that Portfolio Funds do not own or there is a defect in the ownership of the underlying investments, this could have an adverse impact on the ability of the Fund to achieve its investment objective.

Concentration Of Investment Portfolio [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Concentration of Investment Portfolio. Because Portfolio Funds may have the ability to concentrate their investments by investing an unlimited amount of their assets in a single issuer, sector, market, industry, strategy, country or geographic region, the overall adverse impact on such Portfolio Funds, and correspondingly on the Fund, of adverse movements in the value of the securities of a single issuer, sector, market, industry, strategy, country or geographic region will be considerably greater than if such Portfolio Funds were not permitted to concentrate their investments to such an extent. By concentrating in a specific issuer, sector, market, industry, strategy, country or geographic region, Portfolio Funds will be subject to the risks of that issuer, sector, market, industry, strategy, country or geographic region, such as rapid obsolescence of technology, sensitivity to regulatory changes, minimal barriers to entry and sensitivity to overall market swings, and may be more susceptible to risks associated with a single economic, political or regulatory circumstance or event than a more diversified portfolio might be. Moreover, a number of Portfolio Funds might accumulate positions in the same or a related investment at the same time, compounding such risk. In addition, the Fund is permitted to make direct investments, including, without limitation, in single security positions. It is possible for the Fund to have a portion of its assets concentrated in a single issuer or security, and thus be subject to a similar concentration risk.

Leverage [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage. The use of leverage by the Portfolio Funds can substantially increase the adverse impact of risks to which an investment in the Fund may be subject. The cumulative effect of the use of leverage by Portfolio Funds in a market that moves adversely to such Portfolio Funds could result in a substantial loss to the Fund, which would be greater than if the Portfolio Funds were not leveraged. As a result, if the Fund's losses with respect to any Portfolio Fund were to exceed the amount of capital invested in that Portfolio Fund, the Fund could lose its entire investment. Leverage increases the risk and volatility of Portfolio Funds and, as a consequence, the Fund's risk and volatility. To the extent that Portfolio Funds use leverage, the rates at which they can borrow will affect their returns. In the event of a sudden, precipitous drop in value of a Portfolio Fund's assets, the Portfolio Fund might not be able to liquidate assets quickly enough to repay its borrowings, further magnifying the losses incurred by the Portfolio Fund, and therefore the losses incurred by the Fund.

Equity Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity Securities. Domestic equity securities are publicly-traded equity securities issued by U.S. companies. These securities will typically trade on the NYSE, the NYSE American, formerly known as the American Stock Exchange, or the NASDAQ Stock Market ("Nasdaq"), although they may trade on other exchanges and/or markets as well. Investments in this asset class may include long/short funds, mutual funds and ETFs. Although common stocks have historically generated higher average total returns than fixed-income securities over the long-term, common stocks also have experienced significantly more volatility in those returns and in certain periods have significantly under-performed relative to fixed-income securities. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock. Also, the price of common stocks is sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Portfolio Funds have exposure. Common stock prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Preferred Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Preferred Securities. Preferred securities represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred securities. Accordingly, preferred stock dividends are not paid until all debt obligations are first met. Therefore, preferred stock may be subject to more fluctuations in market value, due to changes in market participants' perceptions of the issuers' ability to continue to pay dividends, than debt of the same issuer.

Fixed Income Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fixed Income Securities. The value of fixed income securities in the Portfolio Funds' portfolio could be affected by the credit quality of the issuer and interest rate fluctuations. When interest rates decline, the value of fixed rate securities can be expected to rise. Conversely, when interest rates rise, the value of fixed rate securities can be expected to decline. Recent adverse conditions in the credit markets may cause interest rates to rise.

Foreign Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Securities. Foreign equity securities are publicly-traded equity securities issued by foreign companies. They include American Depositary Receipts ("ADRs") of foreign companies, which are generally securities issued in the United States and traded on U.S. exchanges but that represent ownership of a foreign corporation. They also include securities issued by funds that focus on a particular country or region of the world, including long/short funds, mutual funds and ETFs. The Portfolio Funds may invest in securities of non-U.S. issuers and the governments of non-U.S. countries. These investments involve special risks not usually associated with investing in securities of U.S. companies or the U.S. government, including exchange control regulations; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; certain government policies that may restrict the Portfolio Funds' investment opportunities; or other political or economic factors. Foreign issuers are not subject to the same accounting and disclosure requirements to which U.S. issuers are subject and consequently, less information may be available to investors in companies in such countries than is available to investors located in the United States.

Securities of issuers in emerging and developing markets present risks not found in securities of more developed markets. Securities of issuers in emerging and developing markets may be more difficult to sell at acceptable prices and their prices may be more volatile than securities of issuers in more developed markets. Settlements of securities trades in emerging and developing markets may be subject to greater delays than in other markets so that the Fund might not receive the proceeds of a sale of a security on a timely basis. Emerging markets generally have less developed trading markets and exchanges, and legal and accounting systems.

Investing in certain Asian issuers may involve a higher degree of risk and special considerations not typically associated with investing in issuers from more established economies or securities markets. The Fund's investments in Asian issuers increases the risks to the Fund of conditions and developments that may be particular to Asian countries, such as: volatile economic cycles and/or securities markets; adverse changes to exchange rates; social, political, military, regulatory, economic or environmental developments; or natural disasters.

Distressed Debt [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distressed Debt. Distressed debt securities are debt of companies experiencing significant financial or operational difficulties that often lead to bankruptcies, exchange offers, workouts, financial reorganizations, and other special credit event-related situations. These companies are generally experiencing even greater difficulties than companies in the "high yield" category. These securities generally trade at significant discounts to par value, because of these difficulties and because certain classes of investors are precluded, based on their investment mandates, from holding low quality credit instruments. Investments of this type involve substantial financial and business risks that can result in substantial or total losses. The Portfolio Funds may incur additional expenses to the extent they are required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings.

Global Bonds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Global Bonds. Global bonds are debt securities including bonds, notes and debentures issued predominantly by non-U.S. corporations; debt securities issued predominantly by non-U.S. Governments; or debt securities guaranteed by non-U.S. Governments or any agencies thereof. The Fund may invest in Portfolio Funds that hold global fixed income portfolios and/or emerging market debt securities. These debt securities may include non-investment grade securities (which might compose all or a portion of this allocation). Global bonds are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities, including greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability.

Convertible Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Convertible Securities. Convertible securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Portfolio Fund is called for redemption or conversion, the Portfolio Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Portfolio Funds could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Mortgage Backed And Asset Backed Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Mortgage-Backed and Asset-Backed Securities. Mortgage-backed and asset-backed securities are mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities ("SMBSs") and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. These securities may pay fixed, variable, or floating rates of interest, and may include zero coupon obligations. Fixed income securities are subject to the risk of the issuer's or a guarantor's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity (i.e., market risk). In addition, mortgage-backed securities ("MBS") and asset-backed securities ("ABS") may also be subject to call risk and extension risk. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can either shorten (i.e., call risk) or lengthen (i.e., extension risk).

Foreign Currency [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Currency. The Portfolio Funds may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

Real Estate [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Real Estate. Real Estate Investment Trusts ("REITs") and real estate funds are subject to risks associated with the ownership of real estate. Instability in the credit markets may adversely affect the price at which REITs and real estate funds can sell real estate because purchasers may not be able to obtain financing on attractive terms or at all. These developments also may adversely affect the broader economy, which in turn may adversely affect the real estate markets. Such developments could, in turn, reduce returns from REITs and real estate funds or reduce the number of REITs and real estate funds brought to market during the investment period, thereby reducing the Portfolio Funds' investment opportunities. Properties in which REITs and real estate funds invest may suffer losses due to declining rental income and higher vacancy rates, which may reduce distributions to the Portfolio Funds and reduce the value of the underlying properties.

Private Equity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Equity. Investment in private equity involves the same types of risks associated with an investment in any operating company. However, securities issued by private partnerships may be more illiquid than securities issued by other funds generally, because the partnerships' underlying investments tend to be less liquid than other types of investments. The eventual success or failure of private equity investing ultimately hinges on the ability of the Managers to attract and develop a steady flow of quality investment opportunities to analyze. Generally, little public information exists about privately held companies, and the Managers will be required to rely on the ability of their management teams to obtain adequate information to evaluate the potential risks and returns involved in investing in these companies. These companies and their financial information will not be subject to the Sarbanes-Oxley Act and other rules that govern public companies. If the Managers are unable to uncover all material information about these companies, they may not make a fully informed investment decision, and may lose money on these investments. Substantially all of the securities of privately held companies will be subject to legal and other restrictions on resale or will otherwise be less liquid than publicly traded securities. Additionally, privately held companies frequently have less diverse product lines and smaller market presence than larger competitors. All of these factors could affect the Fund's investment returns.

Commodities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Commodities. Commodities are assets that have tangible properties. Major categories include agricultural products (e.g., wheat, cattle), energy products (e.g., oil, gasoline), metals (e.g., gold, aluminum), and "soft" products (e.g., sugar, coffee, cocoa, cotton). Commodities can be traded on a "spot" basis (i.e., price for immediate delivery) or on a "futures" basis (i.e., price for delivery at a specified future date). Most commodity investments involve buying or selling futures rather than transacting in the spot market. A rise in price of a particular commodity will generally cause the price of the futures to rise, benefiting a futures buyer. Similarly, a decline in price will benefit a futures seller. The Fund may seek to invest with Managers who engage in commodity futures trading. In addition, the Portfolio Funds may seek to invest directly in commodities through strategies that purchase or sell commodity futures as permitted by applicable law.

Commodity and financial markets are highly volatile because of the low margin deposits normally required in futures trading and because a high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a futures contract may result in substantial losses to the investor. In addition, commodity exchanges may limit fluctuations in commodity futures contract prices during a single day and thus during a single trading day no trades may be executed at prices beyond the "daily limit." Once the price of a futures contract for a particular commodity has increased or decreased by an amount equal to the daily limit, positions in the commodity can be neither taken nor liquidated unless the Portfolio Funds are willing to effect trades at or within the limit, which may hinder the ability of the Portfolio Funds to trade.

Futures Transactions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Futures Transactions. The Portfolio Funds may invest in futures contracts and in options thereon in a variety of countries and on a variety of exchanges including those in less established markets. This is the case even if the exchange is formally "linked" to a more established exchange, whereby a trade executed on one exchange liquidates or establishes a position on the other exchange. The activities of such exchanges, including the execution, delivery and clearing of transactions on such an exchange may be subject to a lesser degree of control and enforcement than more established markets. Moreover, such laws or regulations will vary depending on the country in which the transaction occurs.

The principals who deal in the futures markets are not required to continue to make markets in the currencies or commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Disruptions can occur in any market traded by the Portfolio Funds due to unusually high trading volume, political intervention or other factors. Arrangements to trade forward contracts may be made with only one or a few counterparties, and liquidity problems therefore might be greater than if such arrangements were made with numerous counterparties. The imposition of controls by governmental authorities might also limit such forward (and futures) trading to less than that which the Manager would otherwise recommend, to the possible detriment of the Portfolio Funds. Market illiquidity or disruption could result in major losses to the Portfolio Funds.

Options [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay or receive the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a Portfolio Fund will be required to make margin payments to a Futures Commission Merchant for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Forward Contracts [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Forward Contracts. The Portfolio Funds may enter into forward contracts, which are the purchase or sale of a specific quantity of a commodity, government security, foreign currency, or other financial instrument at the current or spot price, with delivery and settlement at a specified future date. Because it is a completed contract, a purchase forward contract can be a cover for the sale of a futures contract. Forward contracts are transactions involving the Portfolio Funds' obligation to purchase or sell a specific instrument at a future date at a specified price. Forward contracts may be used by the Portfolio Funds for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when a Manager anticipates purchasing or selling a foreign security. For example, this technique would allow a Portfolio Fund to "lock in" the U.S. dollar price of the security for the Portfolio Fund. Forward contracts may also be used to attempt to protect the value of the Portfolio Funds' existing holdings of foreign securities. Forward contracts may also be used for non-hedging purposes to pursue the Portfolio Funds' investment objective, such as when a Manager anticipates that particular foreign currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Portfolio Funds' portfolio. There is no requirement that the Portfolio Funds hedge all or any portion of their exposure to foreign currency risks.

Counterparty Arrangements [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Counterparty Arrangements. In selecting counterparties to transactions in which the Portfolio Funds will engage, including, currency hedging transactions and borrowings under lines of credit it may have in place, a Manager typically has the authority to and will consider a variety of factors in addition to the price associated with such transactions. Considerations may include, but are not limited to: (a) the ability of the counterparty to (i) provide other products and services, (ii) accept certain types of collateral and provide multiple products or services linked to such collateral or (iii) execute transactions efficiently and (b) the counterparty's facilities, reliability and financial responsibility. If a Manager determines that the counterparty's transaction costs are reasonable overall, the Portfolio Funds may incur higher transaction costs than they would have paid had another counterparty been used.

To the extent that the Portfolio Funds engage in principal transactions, including, but not limited to, forward currency transactions, swap transactions, repurchase and reverse repurchase agreements and the purchase and sale of bonds and other fixed income securities, they must rely on the creditworthiness of their counterparties under such transactions. In certain instances, the credit risk of a counterparty is increased by the lack of a central clearing house for certain transactions including swap contracts. In the event of the insolvency of a counterparty, the Portfolio Funds may not be able to recover their assets, in full or at all, during the insolvency process. Counterparties to investments may have no obligation to make markets in such investments and may have the ability to apply essentially discretionary margin and credit requirements. Similarly, the Portfolio Funds will be subject to the risk of bankruptcy of, or the inability or refusal to perform with respect to such investments by, the counterparties with which they deal. A Manager will seek to minimize the Portfolio Funds' exposure to counterparty risk by entering into such transactions with counterparties a Manager believes to be creditworthy at the time they enter into the transaction. Certain transactions may require the Portfolio Funds to provide collateral to secure their performance obligations under a contract.

Reverse Repurchase Agreements [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reverse Repurchase Agreements. Reverse repurchase agreements involve the risks that the interest income earned on the investment of the proceeds will be less than the interest expense of the Portfolio Funds, that the market value of the securities sold by the Portfolio Funds may decline below the price of the securities at which the Portfolio Funds are obligated to repurchase them and that the securities may not be returned to the Portfolio Funds. There is no assurance that reverse repurchase agreements can be successfully employed.

Dollar Roll Transactions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Dollar Roll Transactions. Dollar roll transactions involve the risk that the market value of the securities the Portfolio Funds are required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom a Portfolio Fund sells securities becomes insolvent, the Portfolio Fund's right to purchase or repurchase securities may be restricted. Successful use of dollar rolls may depend upon a Manager's ability to predict correctly interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed.

Hedging Transactions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Hedging Transactions. The Portfolio Funds may utilize financial instruments such as forward contracts, options and interest rate swaps, caps and floors to seek to hedge against declines in the values of portfolio positions (measured in terms of their base currencies) as a result of changes in currency exchange rates, certain changes in the equity markets and market interest rates and other events.

When engaging in a hedging transaction, the Portfolio Funds may determine not to seek to establish a perfect correlation between the hedging instruments utilized and the portfolio holdings being hedged. Such an imperfect correlation may prevent the Portfolio Funds from achieving the intended hedge or expose the Fund to a risk of loss. The Portfolio Funds may also determine not to hedge against a particular risk because they do not regard the probability of the risk occurring to be sufficiently high as to justify the cost of the hedge or because they do not foresee the occurrence of the risk. It may not be possible for the Portfolio Funds to hedge against a change or event at attractive prices or at a price sufficient to protect the assets of the Portfolio Funds from the decline in value of the portfolio positions anticipated as a result of such change. The Portfolio Funds may also be restricted in their ability to effectively manage the portion of their assets that are segregated to cover their obligations. In addition, it may not be possible to hedge at all against certain risks.

Derivatives [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives. The Portfolio Funds may invest in, or enter into, derivatives or derivatives transactions ("Derivatives"). Derivatives are financial instruments that derive their performance, at least in part, from the performance of an underlying asset, index or interest rate. Derivatives entered into by a Portfolio Fund can be volatile and involve various types and degrees of risk, depending upon the characteristics of a particular derivative and the portfolio of the Portfolio Fund as a whole. Derivatives permit a Manager to increase or decrease the level of risk of an investment portfolio, or change the character of the risk, to which an investment portfolio is exposed in much the same way as the manager can increase or decrease the level of risk, or change the character of the risk, of an investment portfolio by making investments in specific securities. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential effect on the performance of a Portfolio Fund. If a Portfolio Fund invests in derivatives at inopportune times or incorrectly judges market conditions, the investments may lower the return of the Portfolio Fund or result in a loss. A Portfolio Fund also could experience losses if derivatives are poorly correlated with its other investments, or if the Portfolio Fund is unable to liquidate the position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

Off Exchange Transactions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Off-Exchange Transactions. Certain transactions, such as spot and forward contracts and options thereon may not be traded on any exchange ("off-exchange transactions"), and banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. The Portfolio Funds may enter into such off-exchange transactions. Off-exchange transactions are not regulated, and contracts related to such off-exchange transactions are not guaranteed by an exchange or clearing house. Consequently, trading in these contracts is subject to more risks than futures or options trading on regulated exchanges, including, but not limited to, the risk that a counterparty will default on an obligation. The counterparties will typically not be required to post collateral. Off-exchange transactions are also subject to legal risks, such as the legal incapacity of a counterparty to enter into a particular contract or the declaration of a class of contracts as being illegal or unenforceable.

Swaps [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Swaps. The Portfolio Funds may enter into equity, interest rate, index, currency rate, total return and other types of swap agreements. The transactions are entered into in an attempt to obtain a particular return without the need to actually purchase the reference asset. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the Portfolio Funds' exposure to long-term or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices, baskets of securities, or inflation rates.

Swap agreements will tend to shift investment exposure from one type of investment to another. For example, if the Portfolio Funds agree to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Portfolio Funds' exposure to U.S. interest rates and increase their exposure to foreign currency and interest rates. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Portfolio Funds' portfolios.

In a credit default swap, the credit default protection buyer makes periodic payments, known as premiums, to the credit default protection seller. In return the credit default protection seller will make a payment to the credit default protection buyer upon the occurrence of a specified credit event. A credit default swap can refer to a single issuer or asset, a basket of issuers or assets or index of assets, each known as the reference entity or underlying asset. A Portfolio Fund may act as either the buyer or the seller of a credit default swap.

Credit default swaps allow a fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. If the Portfolio Fund is the credit default protection seller, the Fund will experience a loss if a credit event occurs and the credit of the reference entity or underlying asset has deteriorated. If the Portfolio Fund is the credit default protection buyer, the Fund will be required to pay premiums to the credit default protection seller.

Illiquid Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquid Investments. Investments held by the Portfolio Funds may be or become illiquid which may affect the ability of the Portfolio Fund to exit such investments and the returns made by the Portfolio Fund. Such illiquidity may result from various factors, such as the nature of the instrument being traded, or the nature and/or maturity of the market in which it is being traded, the size of the position being traded, or because there is no established market for the relevant securities. Even where there is an established market, the price and/or liquidity of instruments in that market may be materially affected by certain factors. Securities and commodity exchanges typically have the right to suspend or limit trading in any instrument traded on that exchange. It is also possible that a governmental authority may suspend or restrict trading on an exchange or in particular securities or other instruments traded. A suspension could render it difficult for the Portfolio Funds to liquidate positions and thereby might expose the Portfolio Funds to losses.

Mid Cap And Small Cap Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Mid-Cap and Small-Cap Company Risk. Investments in mid cap and small-cap companies may be riskier, more volatile and more vulnerable to economic market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

New Issue Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

New Issue Investments. The rules of FINRA regulate securities firms' activities related to the sale of "new issues" (as defined under applicable FINRA rules) to investment funds if "restricted" persons (generally, people engaged in the securities industry) hold beneficial interests in such investment funds. As a result, to comply with FINRA Rules, where the Portfolio Funds participate in new issues, the Portfolio Funds may only invest where restricted persons' participation in the gains or losses from such investments is limited. Alternatively, the Portfolio Funds may, in the Managers' absolute discretion, elect not to participate in new issues. As a result, all of the Shareholders would be unable to participate in profits attributable to investments in new issues, even where certain Shareholders would not otherwise be so restricted.

When Issued And Forward Commitment Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

When-Issued and Forward Commitment Securities. The Portfolio Funds may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis for hedging or speculative purposes. These transactions involve a commitment by the Portfolio Funds to purchase or sell securities at a future date (ordinarily at least one or two months later). The price of the underlying securities, which is generally expressed in terms of yield, is fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Portfolio Funds. When-issued securities and forward commitments may be sold prior to the settlement date. If the Portfolio Funds dispose of their right to acquire a when-issued security prior to their acquisition or dispose of their right to deliver or receive against a forward commitment, they may incur a gain or loss.

Securities Lending [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Securities Lending. The Portfolio Funds may lend their portfolio securities to brokers, dealers and financial institutions. In general, these loans will be secured by collateral (consisting of cash, government securities or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. The Portfolio Funds would be entitled to payments equal to the interest and dividends on the loaned security and could receive a premium for lending the securities. Lending portfolio securities results in income to the Portfolio Funds. Portfolio Funds may experience a loss in a securities lending arrangement in the event the borrower breaches its agreement, the return of the securities loaned is delayed or the default or insolvency of the borrower.

Other Investments By The Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Investments by the Fund

While it is anticipated that the Fund will invest its assets in Portfolio Funds sponsored by the Managers and make direct investments in equity securities, from time to time the Fund may enter into total return swaps instead of investing directly into a Portfolio Fund in order to obtain the intended exposure to a Manager. In addition, the Advisor may seek to manage market, interest rate risk or currency risk through the direct use of options, futures or other derivatives in order to reduce the overall volatility of the Fund's portfolio. Further, the Advisor may also invest the Fund's assets in short-term, interest-bearing investments including, without limitation, U.S. government obligations, certificates of deposit, money market accounts, mutual funds and interest-bearing accounts.

To the extent the Fund is holding cash, whether due to collateral requirements or cash flows from subscriptions and repurchases, it is expected to be invested in cash or "cash-plus" strategies (i.e., strategies that seek to enhance the return on cash assets with minimal increase in risk). These strategies may vary depending on the particular opportunities available in the market at that time.

Reliance On Service Providers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on Service Providers. Other than its officers, the Fund has no employees and the Trustees have all been appointed on a non-executive basis. The Fund must therefore rely upon the performance of service providers to perform its executive functions. In particular, the Advisor, the Administrator, the Custodian and their respective delegates, if any, will perform services that are integral to the Fund's operations and financial performance. Failure by any service provider to carry out its obligations to the Fund in accordance with the terms of its appointment, to exercise due care and skill, or to perform its obligations to the Fund at all as a result of insolvency, bankruptcy or other causes could have a material adverse effect on the Fund's performance and returns to Shareholders. The termination of the Fund's relationship with any service provider, or any delay in appointing a replacement for such service provider, could materially disrupt the business of the Fund and could have a material adverse effect on the Fund's performance and returns to Shareholders.

Information Technology Systems [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Information Technology Systems. The Fund is dependent on the Advisor for certain management services as well as back-office functions. The Advisor and the Managers depend on information technology systems in order to assess investment opportunities, strategies and markets and to monitor and control risks for the Fund and Portfolio Funds. Information technology systems are also used to trade in the underlying investments of the Portfolio Funds. It is possible that a failure of some kind which causes disruptions to these information technology systems could materially limit the Advisor's or a Manager's ability to adequately assess and adjust investments, formulate strategies and provide adequate risk control. Any such information technology related difficulty could harm the performance of the Fund. Further, failure of the back-office functions of the Advisor to process trades in a timely fashion could prejudice the investment performance of the Fund.

Misconduct Of Employees And Of Service Providers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Misconduct of Employees and of Service Providers. Misconduct or misrepresentations by employees of the Advisor, Managers or service providers could cause significant losses to the Fund. Employee misconduct may include binding the Fund or Portfolio Funds to transactions that exceed authorized limits or present unacceptable risks and unauthorized trading activities or concealing unsuccessful trading activities (which, in any case, may result in unknown and unmanaged risks or losses) or making misrepresentations regarding any of the foregoing. Losses could also result from actions by service providers, including, without limitation, failing to recognize trades and misappropriating assets. In addition, employees and service providers may improperly use or disclose confidential information, which could result in litigation or serious financial harm, including limiting the Fund's or a Portfolio Fund's business prospects or future marketing activities. Despite the Advisor's due diligence efforts, misconduct and intentional misrepresentations may be undetected or not fully comprehended, thereby potentially undermining the Advisor's due diligence efforts. As a result, no assurances can be given that the due diligence performed by the Advisor will identify or prevent any such misconduct.

Special Tax Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Special Tax Risks. Special tax risks are associated with an investment in the Fund. The Fund elects to, and meets the requirements necessary to, qualify as a "regulated investment company" or "RIC" under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. Each of these ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Fund obtain information from the Portfolio Funds in which the Fund is invested.

If before the end of any quarter of its taxable year, the Fund believes that it may fail the asset diversification requirement, the Fund may seek to take certain actions to avert such a failure. The Fund may try to acquire additional interests in Portfolio Funds to bring the Fund into compliance with the asset diversification test. However, the action frequently taken by RICs to avert such a failure, the disposition of non-diversified assets, may be difficult for the Fund to pursue because the Fund may redeem its interest in a Portfolio Fund only at certain times specified by the governing documents of each respective Portfolio Fund. While relevant provisions also afford the Fund a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund's ability to effect a redemption from a Portfolio Fund referred to above may limit utilization of this cure period.

If the Fund fails to satisfy the asset diversification or other RIC requirements, it may lose its status as a RIC under the Code. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to Shareholders. In addition, all distributions (including distributions of net capital gain) would be taxed to their recipients as dividend income to the extent of the Fund's current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a material adverse effect on the value of the interests in the Fund and the amount of the Fund's distributions.

Additional Tax Considerations Distributions To Shareholders And Payment Of Tax Liability [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Additional Tax Considerations; Distributions to Shareholders and Payment of Tax Liability. The Fund will distribute substantially all of its net investment income and gains to Shareholders. These distributions are taxable as ordinary income or capital gains to the Shareholder. Shareholders may be proportionately liable for taxes on income and gains of the Fund, but Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them. The Fund will inform Shareholders of the amount and character of its distributions to Shareholders. See "Certain Tax Considerations" below for more information. If the Fund distributes less than an amount equal to the sum of 98% of its ordinary income and 98.2% of its capital gain net income, plus any such amounts that were not distributed in previous tax years, then the Fund will be subject to a non-deductible 4% excise tax with respect to the Fund's non-distributed amounts.

In addition, the Fund invests in Portfolio Funds located outside the United States. Such Portfolio Funds may be subject to withholding tax on their investments in such jurisdictions. Any such withholding tax would reduce the return on the investment by the Fund in such Portfolio Funds and thus on the Shareholders' investment in the Fund. See "Certain Tax Considerations" below.

Significant Financial Intermediaries [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Significant Financial Intermediaries. To the extent that substantial numbers of investors have a relationship with a particular financial intermediary, such financial intermediary may have the ability to influence investor behavior, which may affect the Fund. To the extent that such financial intermediary exercises collective influence over such investors' decisions to request repurchase of Shares, the Fund may make larger tender offers than would otherwise be the case. Substantial acceptance of the Fund's offers to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the performance of the Fund and the value of the Shares.

Similarly, if such financial intermediaries exercise collective influence over such investors' voting of such Shares, they could, subject to compliance with SEC rules and state law, change the composition of the Board, which in turn could lead to a change in the Advisor to the Fund. If effected, such changes could have a material adverse effect on the performance of the Fund and the value of the Shares.

E R I S A Matters [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

ERISA Matters. Most pension and profit sharing plans, individual retirement accounts and other tax-advantaged retirement funds are subject to provisions of the Code, the Employee Retirement Income Security Act of 1974 ("ERISA"), or both, which may be relevant to a decision whether such an investor should invest in the Fund. There may, for example, be issues whether such an investment is "prudent" or whether it results in "prohibited transactions." Legal counsel should be consulted by such an investor before investing in the Fund.

Anti Takeover Provisions In The Agreement And Declaration Of Trust [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Anti-Takeover Provisions in the Agreement and Declaration of Trust. The Fund's Agreement and Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status. These provisions could deprive the Shareholders of opportunities to sell their Shares at a premium over NAV.

Effect Of Liquidation On Investment Objective [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Effect of Liquidation on Investment Objective. If the Fund is in the process of a complete liquidation pursuant to the Agreement and Declaration of Trust, in order to effect an orderly liquidation of the Fund's assets, the Fund may not comply with the investment objective described in this Prospectus during liquidation.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investment will be worth less in the future, as inflation decreases the value of money. As inflation increases, the real value of the Shares and any distributions on those Shares can decline. Inflation risk may also affect the real value of the Fund's investments in securities or underlying Portfolio Funds.

Fund Liquidation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fund Liquidation Risk. Unknown issues may arise surrounding the liquidation of the Fund. The planned liquidation of the Fund will cause the Fund to increase its cash holdings and deviate from its investment objectives and strategies as stated in the Fund's Prospectus. Fund assets may have to may have to be liquidated at disadvantageous times or prices. Shareholders will bear the transaction costs and other costs associated with the liquidation. As a result of these costs, as well as potential market movements, Shareholders may receive less than today’s net asset value per Share. Because of market, economic, liquidity of certain Fund holdings or other factors could result in the final liquidations being in 2023 or 2024.

Registration Under The 1940 Act And Advisers Act [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Registration under the 1940 Act and Advisers Act. Portfolio Funds are not registered as investment companies under the 1940 Act and, therefore, investors in Portfolio Funds do not have the benefit of the protections afforded by the 1940 Act. Managers may not be registered as investment advisers under the Advisers Act and, therefore, investors in Portfolio Funds managed by such Managers will not have the benefit of certain of the protections afforded by the Advisers Act.

To the extent the Fund purchases non-voting interests in Portfolio Funds, it will not be able to vote on matters that require the approval of the investors of the Portfolio Funds, including matters that could adversely affect the Fund's investments in such Portfolio Funds. The Fund may determine to limit its voting interest in certain Portfolio Funds in order to avoid becoming subject to certain 1940 Act prohibitions with respect to affiliated transactions by purchasing non-voting interests in Portfolio Funds. In such instances, the Fund will not be able to vote on matters that require the approval of the investors of the Portfolio Funds, including matters that could adversely affect the Fund's investments in such Portfolio Funds.

Use Of Multiple Managers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Use of Multiple Managers. No assurance can be given that the collective performance of the Managers will result in profitable returns or avoid losses for the Fund. Positive performance achieved by one or more Managers may be neutralized by negative performance experienced by other Managers.

Convergence Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Convergence Risk. The Fund may invest in Portfolio Funds whose Managers take long positions in securities believed to be undervalued and short positions in securities believed to be overvalued. In the event that the perceived mispricings underlying one or more Managers' trading positions were to fail to converge toward, or were to diverge further from, relationships expected by such Managers, the Fund may incur significant losses.

Access To Information From Managers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Access to Information from Managers. The Advisor will request information from Managers regarding their historical performance and investment strategy. The Advisor will also monitor the performance of underlying investments on a continuing basis as such information is made available to the Advisor by the Managers. However, the Advisor may not always be provided with such information because certain of this information may be considered proprietary information by the particular Manager or for other reasons. This lack of access to independent information is a significant investment risk. Furthermore, NAVs received by, or on behalf of, the Fund from each Manager will typically be estimates only, subject to revision through the end of each Portfolio Fund's annual audit, which may occur on a date other than March 31st. Revisions to the Fund's gain and loss calculations will be an ongoing process, and no appreciation or depreciation figure can be considered final until the Fund's annual audit is completed.

Emerging Managers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging Managers. The Fund may invest in Portfolio Funds that are managed by Managers that have managed funds for a relatively short period of time ("Emerging Managers"). The previous experience of Emerging Managers is typically in trading proprietary accounts of financial institutions or managing unhedged accounts of institutional money managers or other investment firms. Because Emerging Managers may not have direct experience managing alternative funds, including experience with financial, legal or regulatory considerations unique to alternative fund management, and because there is generally less information available on which to base an opinion of such Emerging Managers' investment and management expertise, investments with Emerging Managers may be subject to greater risk and uncertainty than investments with more experienced alternative fund managers.

Reliance On Key Individuals [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on Key Individuals. The success of the investment policy of the Fund will be significantly dependent upon the Managers and their expertise and ability to attract and retain suitable staff. The success of a particular Portfolio Fund will be dependent on the expertise of the Manager for that Portfolio Fund. Incapacitation or loss of key people within Portfolio Funds may adversely affect such Portfolio Funds and thereby the Fund. Many Managers may have only one or a limited number of key individuals. The loss of one or more individuals from a Manager could have a material adverse effect on the performance of such Portfolio Fund which, in turn, could adversely affect the performance of the Fund.

Monitoring Of Portfolio Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Monitoring of Portfolio Funds. Although the Advisor attempts to monitor the performance of all of the Portfolio Funds, the Advisor must ultimately rely on (i) the Manager to operate in accordance with the investment guidelines governing the Portfolio Fund, and (ii) the accuracy of the information provided to the Advisor by the Manager of the Portfolio Fund. Any failure of the Manager to operate within such guidelines or to provide accurate information with respect to such Portfolio Fund could subject the Fund to losses. Moreover, many of the strategies implemented by the Portfolio Funds rely on the financial information made available by the issuers in which the Portfolio Funds invest. The Advisor has no ability to independently verify the financial information disseminated by the issuers in which the Portfolio Funds invest and is dependent upon the integrity of both the management of these issuers and the financial reporting process in general.

Proprietary Investment Strategies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Proprietary Investment Strategies. The Managers may use proprietary investment strategies that are based on considerations and factors that are not fully disclosed to the Advisor or the Fund. The Managers generally use investment strategies that differ, and involve greater risk and expense, from those typically employed by traditional managers of portfolios of stocks and bonds. These strategies may involve risks that are not anticipated by the Managers, the Advisor or the Fund.

Prime Brokers And Custodians [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Prime Brokers and Custodians. Under the arrangements between the Portfolio Funds and their prime brokers and custodians, the prime brokers and custodians will have rights to identify as collateral, to rehypothecate or to otherwise use for their own purposes assets held by them for the Portfolio Funds from time to time. Legal and beneficial title to such assets may therefore be transferred to the relevant prime broker and custodian. Similarly, any cash of the Portfolio Funds held or received by or on behalf of a prime broker or custodian may not be treated as client money and may not be subject to the client money protections conferred by the client rules of FINRA or equivalent rules of other regulators to which such prime broker or custodian may be subject. Accordingly, the cash of the Portfolio Funds may also constitute collateral and may not be segregated from the cash of the prime brokers and custodians. Consequently, Portfolio Funds may rank as an unsecured creditor in respect of such assets and cash on the insolvency of a prime broker and custodian and might not be able to recover such assets and cash in full. The inability of Portfolio Funds to recover such cash could have a material adverse effect on the Fund's performance and returns to Shareholders.

Side Letters And Other Agreements [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Side Letters and Other Agreements. Managers and Portfolio Funds may enter into separate agreements with certain of their investors, such as those affiliated with Managers or Portfolio Funds or those deemed to involve a significant or strategic relationship. Such agreements may provide more beneficial terms to investors other than the Fund by waiving certain terms or allowing such investors to invest on different terms than those on which the Fund has invested, including, without limitation, with respect to fees, liquidity, changes in redemption terms, key man provisions, notification upon the occurrence of certain events (in some instances including the ability to redeem upon the occurrence of certain events), "most favored nation" clauses and disclosure of certain information. Under certain circumstances, these agreements could create preferences or priorities for such investors. For example, a Portfolio Fund may offer certain of its investors additional or different information and reporting than that offered to the Fund. Such information may provide the recipient greater insights into the Portfolio Fund's activities as compared to the Fund in its capacity as an investor in such Portfolio Fund, thereby enhancing the recipient's ability to make investment decisions with respect to the Portfolio Fund and enabling such investor to make more informed decisions than the Fund about redeeming from the Portfolio Fund. Any resulting redemption could force the Portfolio Fund to sell investments at a time when it might not otherwise have done so or for a price less than their deemed fair market value, which will adversely affect the Fund as the remaining investor in the relevant Portfolio Fund.

The Advisor may in certain circumstances attempt to negotiate separate agreements with Managers or Portfolio Funds to which it allocates the Fund's capital. No assurance can be given that any such agreement, if entered into, will be respected by the applicable Manager or Portfolio Fund or that such agreement would be enforceable in accordance with its terms. Further, there may be situations in which regulatory requirements, investment objectives, the timing of investments, historical relationships with a Manager or other considerations will result in differences between the Fund and a Manager's other investors in terms of the availability of the benefits of any such agreements. Furthermore, there may be circumstances where the benefit provided cannot be exercised by all Portfolio Fund investors simultaneously or where one investor directly or indirectly receives a greater benefit due to the participation by another investor. In addition, although the Advisor may negotiate terms that it considers more advantageous overall, concessions may be required to obtain such terms.

Performance Fees And Management Fees [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Performance Fees and Management Fees. Managers may receive compensation calculated by reference to the performance of the Portfolio Funds managed by them. Such compensation arrangements may create an incentive to make investments that are riskier or more speculative than would be the case if such arrangements were not in effect. In addition, because performance-based compensation is calculated on a basis that includes unrealized appreciation of Portfolio Fund assets, such performance-based compensation may be greater than if such compensation were based solely on realized gains. Certain Managers may also be entitled to receive performance-based fees or allocations, even if the Fund's overall returns are negative. Furthermore, Managers may receive compensation calculated by reference to their assets under management. Such compensation arrangements may create an incentive to increase their assets under management regardless of their ability to effectively and optimally invest them.

Multiple Levels Of Expense [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Multiple Levels of Expense. The Fund and Portfolio Funds impose management fees and some Portfolio Funds may also charge performance fees. In addition to a fixed management fee, Managers typically will also be paid or allocated amounts based upon a share of the profits of the Portfolio Fund. Managers of such Portfolio Funds may receive substantially higher payments than would otherwise be the case under alternative arrangements. Other service providers of Portfolio Funds will normally be compensated or will receive allocations on terms that may include fixed and/or performance-based fees or allocations. As a result, the Fund, and indirectly Shareholders, will pay multiple investment management and other service provider fees. In addition to the fees paid indirectly by the Fund to the Manager, fees paid in relation to Portfolio Funds will generally, for fixed fees, if applicable, range from 0% to 3% per annum of the average NAV of the Portfolio Funds, and performance fees or allocations are likely to range from 0% to 30% of the net capital appreciation in the Portfolio Funds for the relevant performance fee measurement period. Moreover, an investor in the Fund bears a proportionate share of the expenses of the Fund and, indirectly, similar expenses of the Portfolio Funds. Investors could avoid the additional level of fees and expenses of the Fund by investing directly with the Portfolio Funds, although access to many Portfolio Funds may be limited or unavailable. Performance figures issued by the Fund and stated performance targets will be net of these fees and expenses.

Effect Of Funds Repurchases On Diversification Of Portfolio Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Effect of Fund's Repurchases on Diversification of Portfolio Funds. Although the Fund plans to seek diversification in the investment of its assets, if the Board elects to offer to repurchase Shares, and as a result, a significant number of Shares are tendered, the Fund may not be able to satisfy such repurchase requests from a variety of their Portfolio Funds and thus may be required to make disproportionate redemptions from select Portfolio Funds, resulting in a temporary imbalance in the Fund's diversification strategy.

Capacity Limitations Of Portfolio Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Capacity Limitations of Portfolio Funds. Portfolio Funds may place limitations on the amount of, or number of persons whose, money they will manage. In addition, new rules and regulations may result in additional limitations or restrictions being placed by Managers on the types of investors or assets that Portfolio Funds may accept. Moreover, as a result of the convergence of the hedge fund and private equity markets and recent regulatory developments, many Portfolio Funds have lengthened liquidity terms, which may be more or less compatible with the liquidity requirements of the Fund and therefore result in differences in portfolio composition. Any such restrictions or limitations could prevent the Advisor from allocating assets of the Fund to certain Managers and Portfolio Funds with which the Advisor would otherwise like to invest. In addition, when capacity is constrained, allocation decisions may be made on a non-pro rata basis among the Fund or other Morgan Creek funds, for example, so as to avoid small allocations or to increase existing below-target allocations before building new positions.

If the Advisor's ability to make allocations to Managers or Portfolio Funds is limited or restricted, the Fund's investment objective, and thus its returns, could be negatively impacted. Furthermore, because of these capacity limitations, it is likely that the Fund's portfolio and the portfolios of other accounts managed by the Advisor will have differences in the specific investments held in their portfolios even when their investment objectives are the same or similar. These distinctions will result in differences in portfolio performance.

Disposition Of Securities Of Portfolio Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Disposition of Securities of Portfolio Funds. In connection with the disposition of securities of Portfolio Funds, the Fund may be required to make representations about the business and financial affairs of the relevant Portfolio Fund typical of those made in connection with the sale of any security or business. The Fund may also be required to indemnify the purchasers of such securities of the Portfolio Fund to the extent that any such representation turns out to be inaccurate. These arrangements may result in contingent liabilities, which may ultimately have to be funded by the Fund.

Currency Hedging [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Currency Hedging. Where Portfolio Funds offer shares denominated in currencies other than the U.S. dollar, the Portfolio Fund may endeavor to hedge its exposure to such currency. The Fund will have no control over the manner in which such Portfolio Fund accounts for the profits, losses, and expenses associated with such hedging activities. It is possible that there could be cross liability among all classes of shares of such Portfolio Fund, and thus, the costs associated with such hedging activities may be allocated to the class of shares held by the Fund, even when such hedging activities do not directly relate to such class in the event that the assets of the relevant class are insufficient to meet such losses and expenses. As a result, the performance of such Portfolio Fund (and, thus, the performance of the Fund) could be adversely affected.

Size And Maturity Of Hedge Fund Markets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Size and Maturity of Hedge Fund Markets. The identification of attractive investment opportunities is difficult and involves a high degree of uncertainty. The relatively large number of hedge funds and assets managed by such funds, together with the increase in other market participants (such as the proprietary desks of investment banks) may reduce the opportunities available for the Advisor and the Managers to make certain investments or adversely affect the terms upon which investments can be made. This could reduce the ability of the Fund to generate returns and/or reduce the quantum of these returns. Historic opportunities for some or all hedge fund strategies may be eroded over time while structural and/or cyclical factors may reduce opportunities for the Advisor and the Managers temporarily or permanently.

In addition, it is possible that the Fund may have exposure to the same investment or securities through more than one Portfolio Fund. Furthermore, the applicable Managers could take opposing positions with respect to such securities and thus the Fund's exposure to such underlying security or investment could move against each other.

Non U S Exchange Risk Exposure [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-U.S. Exchange Risk Exposure. Although securities held by Portfolio Funds are typically denominated in U.S. dollars, certain Portfolio Funds may invest in securities denominated, and may receive a portion of their income and gains, in currencies other than the U.S. dollar. A reduction in the value of such other currencies relative to the U.S. dollar prior to conversion into U.S. dollars, as applicable, would adversely affect the NAV of the Portfolio Fund and correspondingly, the NAV of the Fund. The Fund does not expect to hedge the exchange exposure related to any Portfolio Funds. To the extent that the Managers themselves seek to hedge non-U.S. exchange risk exposure, they may not be able to do so.

Use Of Financing Arrangements By Portfolio Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Use of Financing Arrangements by Portfolio Funds. A number of Portfolio Funds depend upon the availability of credit to finance their investment strategies. The prime brokers, banks and dealers that may provide financing to Portfolio Funds can apply essentially discretionary margin or other valuation policies. Changes by financing providers to these policies, or the imposition of other credit limitations or restrictions, may result in margin calls, loss of financing, forced liquidation of positions at disadvantageous prices or termination or cross defaults of transactions with the same or other dealers. These adverse effects may be compounded in the event that such limitations or restrictions are imposed suddenly and/or by multiple dealers or counterparties around the same time. For additional information regarding recent events affecting the availability of financing, see "General Market Risks."

Brokerage Commissions And Transaction Costs [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Brokerage Commissions and Transaction Costs. In selecting brokers or counterparties to effect portfolio transactions, Portfolio Funds will be likely to consider such factors as price, the ability to effect the transaction, the reliability and financial responsibility and any research products or services provided. Such products and services generally may be of benefit to the Portfolio Funds in question or to other clients of the relevant Manager but may not directly relate to transactions executed on behalf of such Portfolio Fund. Accordingly, if the Manager determines in good faith that the amount of commissions or transaction fees charged by the entity is reasonable in relation to the value provided, the relevant Portfolio Funds may pay an amount greater than that charged by another entity.

Long Short Equity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Long/Short Equity. Long/short equity strategies generally seek to generate capital appreciation through the establishment of both long and short positions in equities or fixed income, by purchasing undervalued securities and selling overvalued securities to generate returns and to hedge out some portion of general market risk. If a Manager's analysis is incorrect or based on inaccurate information, these investments may result in significant losses to the Portfolio Funds. Since a long/short strategy involves identifying securities that are generally undervalued (or, in the case of short positions, overvalued) by the marketplace, the success of the strategy necessarily depends upon the market eventually recognizing such value in the price of the security, which may not necessarily occur, or may occur over extended time frames that limit profitability. Positions may undergo significant short-term declines and experience considerable price volatility during these periods. In addition, long and short positions may or may not be related. If the long and short positions are not related, it is possible to have investment losses in both the long and short sides of the portfolio. Long/short strategies may increase the exposure of the Fund or Portfolio Funds to risks relating to leverage, portfolio turnover, concentration of investment portfolio and short-selling. These risks are further described in this section under their respective headings.

Specialized Investment Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Specialized Investment Strategy Risk. Certain of the Managers will, among other things, seek to utilize specialized investment strategies, follow allocation methodologies, apply investment models or assumptions, achieve a certain level of performance relative to specified benchmarks, and enter into hedging and other strategies intended, among other things, to affect the Portfolio Fund's performance, risk levels, and/or market correlation. There can be no assurance that any Manager will have success in achieving any goal related to such practices. The Managers may be unable to, or may choose in their judgment, not to seek to achieve such goals.

The success of a Manager's trading activities will depend on, among other things, the Manager's ability to identify overvalued and undervalued investment opportunities and to exploit price discrepancies in the capital markets. Identification and exploitation of the investment strategies to be pursued by a Manager involves a high degree of uncertainty. No assurance can be given that the Managers will be able to locate suitable investment opportunities in which to deploy all their capital. A reduction in the volatility and pricing inefficiency of the markets in which a Manager may seek to invest, as well as other market factors, will reduce the scope for a Manager's investment strategies. Furthermore, certain investment strategies involve counterparty risk (i.e., the risk that the counterparty fails to fulfill its contractual obligations under the terms of the instrument) and such instrument may not perform in the manner expected by the counterparties, thereby resulting in greater loss or gain to the investor.

Overlay G T A A [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Overlay (GTAA). The success of a GTAA strategy depends, in part, on the Managers' ability to accurately analyze the correlation between various global equity, bond and currency markets. If the Manager's correlation analysis proves to be incorrect, losses in the strategy may be significant and may exceed the anticipated risk level of market exposure for the GTAA strategy.

Short Selling [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Short-Selling. Short-selling involves selling securities which may or may not be owned and borrowing the same securities for delivery to the purchaser, with an obligation to replace the borrowed securities at a later date. Short-selling necessarily involves certain additional risks. However, if the short seller does not own the securities sold short (an uncovered short sale), the borrowed securities must be replaced by securities purchased at market prices in order to close out the short position, and any appreciation in the price of the borrowed securities would result in a loss. Uncovered short sales expose the Fund to the risk of uncapped losses until a position can be closed out due to the lack of an upper limit on the price to which a security may rise. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss. There is the risk that the securities borrowed by the Portfolio Funds in connection with a short-sale must be returned to the securities lender on short notice. If a request for return of borrowed securities occurs at a time when other short-sellers of the security are receiving similar requests, a "short squeeze" can occur, and the Portfolio Funds may be compelled to replace borrowed securities previously sold short with purchases on the open market at the most disadvantageous time, possibly at prices significantly in excess of the proceeds received at the time the securities were originally sold short.

Special Situations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Special Situations. In any investment opportunity involving any such type of special situation, there exists the risk that the contemplated transaction either will be unsuccessful, take considerable time or result in a distribution of cash or a new security the value of which will be less than the purchase price to the Portfolio Fund of the security or other financial instrument in respect of which such distribution is received. Similarly, if an anticipated transaction does not in fact occur, the Portfolio Fund may be required to sell its investment at a loss. Because there is substantial uncertainty concerning the outcome of transactions involving financially troubled companies in which the Portfolio Fund may invest, there is a potential risk of loss by the Portfolio Fund of its entire investment in such companies.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk. Market risk is risk associated with changes in, among other things, market prices of securities or commodities or foreign exchange or interest rates and there are certain general market conditions in which any investment strategy is unlikely to be profitable. From time to time, multiple markets could move together against the Fund's investments, which could result in significant losses. Such movement would have a material adverse effect on the performance of the Fund and returns to Shareholders. The Advisor has no ability to control such market conditions.

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities and other investments in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rate fluctuation, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio.

The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.

Certain types of fixed income securities and other credit instruments may be subject to heightened liquidity risk arising from the credit crisis initially occurring during 2007 and 2008. Such investments include collateralized debt obligations ("CDOs"), collateralized bond obligations ("CBOs"), collateralized loan obligations, high-yield bonds, debt issued in leveraged buyout transactions, mortgage and asset-backed securities, and short-term asset-backed commercial paper, which became very illiquid in the latter half of 2007 and in 2008. General market uncertainty and consequent re-pricing of risk led to market imbalances between sellers and buyers, which in turn resulted in significant valuation uncertainties in mortgage and credit-related securities and other instruments. These conditions resulted, and in many cases continue to result in, greater volatility, less liquidity, widening credit spreads and a lack of price transparency, with many instruments remaining illiquid and of uncertain value. Additionally, the federal rescue of the Federal Home Loan Mortgage Corporation ("FHLMC"), commonly referred to as "Freddie Mac," the Federal National Mortgage Association ("FNMA"), commonly referred to as "Fannie Mae," and American International Group, as well as the filing of bankruptcy by Lehman Brothers Holdings Inc. and the concern that other financial institutions are also experiencing severe economic distress and that the global financial system is under stress have led to significant market volatility and disruption and thus further increase the illiquidity of any investments in issuers that are thinly capitalized.

The recent instability in the financial markets has led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund's portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Advisor will monitor developments and seek to manage the Fund's portfolio in a manner consistent with achieving the Fund's investment objective, but there can be no assurance that they will be successful in doing so.

The current financial market situation, as well as various social, political and psychological tensions in the United States and around the world, may continue to contribute to increased market volatility, may have long-term effects on the U.S. and worldwide financial markets (and in particular the housing and mortgage markets) and may cause further economic uncertainties in the United States and worldwide. It is difficult to predict how long the financial markets will continue to be affected by these events and the Advisor cannot predict the effects of these or similar events in the future on the U.S. economy and securities markets. Given the risks described above, an investment in the Shares may not be appropriate for all prospective investors. Such market conditions and the above factors may increase the level of difficulty encountered in valuing such securities and other credit instruments which could result in sudden and significant valuation increases or declines in the NAV of the Fund.

The prices of the Portfolio Funds' investments, and therefore the NAV of the Fund, can be highly volatile. Price movements of forward contracts, futures contracts and other derivative contracts in which the Fund may invest are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments and interest rate-related futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. Moreover, since internationally there may be less government supervision and regulation of worldwide stock exchanges and clearinghouses than in the U.S., the Fund also is subject to the risk of the failure of the exchanges on which their positions trade or of their clearinghouses, and there may be a higher risk of financial irregularities and/or lack of appropriate risk monitoring and controls.

Global stock and credit markets have recently experienced significant price volatility, dislocations and liquidity disruptions, which have caused market prices of many stocks to fluctuate substantially and the spreads on prospective debt financings to widen considerably. The recent instability in the credit markets has made it more difficult for a number of issuers of debt securities to obtain financing or refinancing for their investment or lending activities or operations. There is a risk that such issuers will be unable to successfully complete such financing or refinancing. In particular, because of the current conditions in the credit markets, issuers of debt securities may be subject to increased cost for debt, tightening underwriting standards and reduced liquidity for loans they make, securities they purchase and securities they issue. There is also a risk that developments in sectors of the credit markets in which the Portfolio Funds do not invest may adversely affect the liquidity and the value of securities in sectors of the credit markets in which the Portfolio Funds do invest, including securities owned by the Portfolio Funds.

The debt and equity capital markets in the United States have been negatively impacted by significant write-offs in the financial services sector relating to subprime mortgages and the re-pricing of credit risk in the broadly syndicated market, among other things. These events, along with the deterioration of the housing market, the failure of major financial institutions and the resulting United States federal government actions have led to worsening general economic conditions, which have materially and adversely impacted the broader financial and credit markets and have reduced the availability of debt and equity capital for the market as a whole and financial firms in particular. These recent events have been adversely affecting the willingness of some lenders to extend credit, in general, which may make it more difficult for issuers of debt to finance their operations. These developments may increase the volatility of the value of securities owned by the Fund. These developments also may make it more difficult for the Fund to accurately value their securities or to sell their securities on a timely basis. These developments could adversely affect the ability of the Portfolio Funds to borrow for investment purposes, if they chose to do so, and increase the cost of such borrowings, which would reduce returns to Shareholders. These developments have adversely affected the broader economy, and may continue to do so, which in turn may adversely affect the ability of issuers of securities owned by the Portfolio Funds to make payments of principal and interest when due, lead to lower credit ratings and increased defaults. Such developments could, in turn, reduce the value of securities owned by the Portfolio Funds and adversely affect the NAV of the Fund's Shares. In addition, the prolonged continuation or further deterioration of current market conditions could adversely impact the Portfolio Funds' portfolio.

Portfolio Turnover [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Turnover

The Portfolio Funds may invest and trade their portfolio securities on the basis of certain short-term market considerations. The Portfolio Funds are not generally restricted in effecting transactions by any limitation with regard to their respective portfolio turnover rates. The turnover rate of the Fund for the fiscal year ended March 31, 2023 was 0%.

Limits Of Risk Disclosure [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limits of Risk Disclosure

The above discussion relates to various risks associated with the Fund and the Portfolio Funds and is not intended to be a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus and the Agreement and Declaration of Trust and should consult with their own advisors before deciding whether to invest in the Fund. In addition, as the Fund's investment program or market conditions change or develop over time, an investment in the Fund may be subject to risk factors not currently contemplated or described in this Prospectus.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	2711 Centerville Road
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19808
Contact Personnel Name	Corporation Service Company
Class A Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.00%	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	0.86%	[2]
Interest Expenses on Borrowings [Percent]	0.00%
Distribution/Servicing Fees [Percent]	0.00%	[3]
Acquired Fund Fees and Expenses [Percent]	1.42%	[4]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	5.45%
Total Annual Expenses [Percent]	7.73%
Expense Example, Year 01	$ 97
Expense Example, Years 1 to 3	240
Expense Example, Years 1 to 5	376
Expense Example, Years 1 to 10	$ 685
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	0.86%	[2]
Interest Expenses on Borrowings [Percent]	0.00%
Distribution/Servicing Fees [Percent]	0.00%	[3]
Acquired Fund Fees and Expenses [Percent]	1.42%	[4]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	5.45%
Total Annual Expenses [Percent]	7.73%
Expense Example, Year 01	$ 69
Expense Example, Years 1 to 3	216
Expense Example, Years 1 to 5	356
Expense Example, Years 1 to 10	$ 676

[1]	Any sales load will reduce the amount of an investor's initial or subsequent investment in the Fund, and the impact on a particular investor's investment returns would not be reflected in the returns of the Fund. The sales load may be waived in certain circumstances as described in this Prospectus or as otherwise approved by the Advisor.
[2]	The Fund waived management fees effective April 1, 2022 through December 31, 2022. The Fund was charged a reduced management fee at an annual rate of 0.50%, and the Adviser has contractually agreed to this annual rate through July 31, 2024.
[3]	In connection with Class A Shares of the Fund, the Fund no longer pays a Distribution and Service Fee.
[4]	Acquired Fund Fees and Expenses include approximately 0.59% of operating expenses, 0.79% of management fees, and 1.74% of performance-based incentive fees of the underlying Portfolio Funds in which the Fund invests. The fees and expenses indicated are calculated based on estimated amounts for the current fiscal year.